As filed with the Securities and Exchange Commission on February 27, 2006

1933 Act File No. 33-87762                            1940 Act File No. 811-8918

                                  Form N-1A
                      Securities and Exchange Commission
                            Washington, D.C. 20549

Registration Statement Under the Securities Act of 1933                      |_|
  Pre-Effective Amendment No.                                                |_|

  Post-Effective Amendment No. 28                                            |X|

                                    and/or

Registration Statement Under the Investment Company Act of 1940              |_|
  Amendment No. 29                                                           |X|

                        (Check appropriate box or boxes.)

                           THE HIRTLE CALLAGHAN TRUST
               (Exact Name of Registrant as Specified in Charter)

                  Five Tower Bridge, 300 Barr Harbor, Suite 500
                        West Conshohocken, PA  19428-2970
               (Address of Principal Executive Offices) (Zip Code)

                                 610-828-7200
             (Registrant's Telephone Number, including Area Code)


         Laura Anne Corsell, Esq.          (With Copy To):
         Corsell Law Group, Ltd.           Audrey Talley, Esq.
         16 Sentry Park West               Drinker Biddle & Reath
         (Suite 405)                       One Logan Square
         1787 Sentry Parkway West          18th and Cherry Streets
         Blue Bell, PA 19422               Philadelphia, PA 19103-6996


                   (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  NA

It is proposed that this filing will become effective (check appropriate box)
    |_|   Immediately upon filing pursuant to paragraph (b)
    |X|   on March 1, 2006 pursuant to paragraph (b)
    |_|   60 days after filing pursuant to paragraph (a)(1)
    |_|   on _______ pursuant to paragraph (a)(1)
    |_|   75 days after filing pursuant to paragraph (a)(2)
    |_|   on ________ pursuant to paragraph (a)(2) of Rule 485

                                                      The Hirtle Callaghan Trust
================================================================================
--------------------------------------------------------------------------------
                          Prospectus for The Short-Term Municipal Bond Portfolio
--------------------------------------------------------------------------------


                                  March 1, 2006






           The Securities and Exchange Commission has not approved or disapproved the shares described in this Prospectus or determined whether this Prospectus is accurate or complete.
                Any representation to the contrary is a criminal
                                    offense.

Table of Contents
================================================================================
                                           Introduction

A summary of the risks, past               Portfolio Description
performance and fees of the Portfolio

An overview of securities that may be      Investment Risks and Strategies
purchased, investment techniques that
may be used and the risks associated
with them


About the Trust's governance               Management of the Trust
and management framework and
information about those responsible
for day-to-day investment decisions
for the Portfolio


Your guide to an account in                Shareholder Information
The Hirtle Callaghan Trust                     Purchases and Redemptions
                                               Shareholder Reports and Inquiries
                                               Dividends and Distributions
                                               Federal Taxes

Selected Per Share Information             Financial Highlights

                                           For More Information

Introduction
================================================================================

The Short-Term Municipal Bond Portfolio is one of nine separate investment portfolios of The Hirtle Callaghan Trust (the "Trust"). The Trust was organized by Hirtle Callaghan & Co., Inc. ("Hirtle Callaghan") to enhance Hirtle Callaghan's ability to acquire the services of independent, specialist money management organizations for clients Hirtle Callaghan serves. The Trust currently consists of nine separate investment portfolios. Day-to-day portfolio management services are provided to each of the Trust's portfolios by one or more independent money management organizations ("Specialist Managers") selected by, and under the general supervision of, the Trust's Board of Trustees.

Shares of the Trust, including the Short-Term Municipal Bond Portfolio, are available exclusively to investors who are clients of Hirtle Callaghan or clients of financial intermediaries, such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan.

Your investment in any Portfolio of the Trust involves a risk that you will lose money on your investment. This prospectus relates only to the Short-Term Municipal Bond Portfolio.

Portfolio Description and Risk Factors - The Short-Term Municipal Bond Portfolio
================================================================================

Investment Objective. The investment objective of this Portfolio is to provide a high level of current income exempt from Federal income tax, consistent with the preservation of capital. The Portfolio seeks to achieve this objective by investing primarily in a portfolio of municipal bonds (i.e., debt securities issued by municipalities and related entities, the interest on which is exempt from Federal income tax). It is the Portfolio's policy that, under normal circumstances, at least 80% of its net assets will be invested in such securities (collectively, "Tax-Exempt Securities"). Tax-Exempt Securities may include general obligation bonds and notes, revenue bonds and notes (including industrial revenue bonds and municipal lease obligations), as well as participation interests relating to such securities. In the unlikely event a change in this investment policy is adopted by the Board of Trustees, shareholders will receive at least 60 days prior written notice before any such change is implemented.


Principal Investment Strategies. The Portfolio's principal investment strategy is to invest at least 80% of its assets in Tax-Exempt securities so that it will qualify to pay "exempt-interest dividends." The Portfolio does not currently intend to invest in obligations the interest on which is a preference item for purposes of the federal alternative minimum tax. Tax-Exempt securities may be purchased at significant discounts or premiums to par (face value). Any gains at sale or maturity of Tax-Exempt securities may be subject to either capital gains or ordinary income taxes. The Portfolio invests primarily in securities that are rated in one of the top four rating categories of a nationally recognized statistical rating organization or, if unrated, that are determined by the Specialist Manager to be of comparable quality. The Portfolio intends to maintain a dollar-weighted effective average portfolio maturity of no longer than three years. In order to maintain liquidity, the Portfolio is authorized to invest up to 20% of its total assets in taxable instruments.

Specialist Manager. Breckinridge Capital Advisors, Inc. ("Breckinridge" or the "Specialist Manager") currently serves as Specialist Manager for The Short-Term Municipal Bond Portfolio. Further information about the Specialist Manager and the individual portfolio managers responsible for day-to-day investment decisions for the Portfolio appears in the "Management of the Trust" section included later in this Prospectus.


The Breckinridge Investment     In selecting securities for investment by the
Selection Process               Portfolio, Breckinridge generally uses a
                                bottom-up approach that seeks to invest in undervalued securities having credit quality and structural characteristics consistent with the investment objectives of providing current income and capital preservation. Investment opportunities are first identified based on fundamental analysis of the municipal issuer's credit quality followed by a quantitative analysis of a security's structure (call features, coupon, sinking fund, etc.) and an assessment of its risk-adjusted return relative to other tax-exempt offerings and returns available in the taxable fixed-income markets.
                                In the event any security held by the Portfolio is downgraded below the Portfolio's authorized rating categories, Breckinridge will review the security and determine whether to retain or dispose of that security.

Principal Investment Risks. The principal risks associated with an investment in this Portfolio are:

o Interest Rate Risk - One of the primary risks associated with an investment in the Portfolio is the risk that the value of Municipal Securities held in the Portfolio will decline with changes in interest rates. Prices of fixed income securities with longer effective maturities are more sensitive to interest rate changes than those with shorter effective maturities. Accordingly, the yield of the Portfolio can be expected to be somewhat more volatile in response to changes in interest rates than shorter-term investment vehicles.

o Market Risk - The value of the securities held by a Portfolio may decline in response to general market and economic conditions, or conditions that affect specific market sectors or individual companies.

o Prepayment Risk - Municipal securities held by the Portfolio may be called (prepaid) before their maturity dates. This usually occurs as interest rates are declining. As a result of this risk, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In addition, the Portfolio may lose price appreciation if a bond it holds is called earlier than scheduled.

o Extension Risk - These securities are also subject to the risk that payment on the loans underlying the securities held by the Portfolio will be made more slowly when interest rates are rising. This could cause the market value of the securities to decline. Further information about extension and prepayment risks appears later in this Prospectus under the heading "Investment Risks and Strategies - About Fixed Income Securities."

o Credit Risk - An investment in the Portfolio also involves the risk that the issuer of a Municipal Security that the Portfolio holds will not make principal or interest payments when they are due, or that the value of the Municipal Securities will decline because of a market perception that the issuer may not make payments on time. Fixed income securities rated in the fourth highest rating category by a rating agency may have speculative characteristics. Credit risk is greater for lower quality fixed income securities.

o Management Risk - Investment strategies employed in the investment selection process may not result in an increase in the value of your investment or in overall performance equal to other investments.


o Tax Risk - Changes in Federal tax laws or regulations could change the tax-exempt status of income from any or all of the Portfolio's municipal securities. In addition, short-term capital gains and a portion of any gain attributable to bonds purchased at market discount will be treated as ordinary income for federal tax purposes.


o Non-Diversification Risk - The Portfolio is classified as a non-diversified for purposes of the Investment Company Act. This means that, with respect to 50% of its investment portfolio, there is no limit on the percentage of assets that can be invested in a single issuer. Accordingly, an investment in a non-diversified fund may entail greater risk than would otherwise be the case because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio.

Performance and Shareholder Expenses - The Short-Term Municipal Bond Portfolio
================================================================================

Performance. Due to the fact that The Portfolio has not yet completed a full calendar year of operations, there is no performance history.

Shareholder Expenses

The following table and accompanying example describe the fees and expenses that you may pay if you buy and hold shares of the Portfolio.

Shareholder Fees

(Fees paid directly from your investment, expressed as a percentage of offering price)

Maximum Sales Charges.......................  None
Maximum Redemption Fee......................  None

Annual Operating Expenses

(Expenses that are deducted from the Portfolio's assets, expressed as a percentage of average net assets)


Management Fees.............................  .175%
Other Expenses*.............................  .36%
Total Portfolio
Operating Expenses*.........................  .535%

*     Based on estimated amounts for the current fiscal year.


Example*: This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes the reinvestment of all dividends and distributions in shares of the Portfolio, that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions, your costs would be:


      1 Year................  $55

      3 Years...............  $172

Investment Risks and Strategies
================================================================================

The following is a summary of the types of investments that the Portfolio may make and some of the risks associated with such investments. A more extensive discussion, including a description of the Trust's policies and procedures with respect to disclosure of the Portfolio's securities, appears in the Statement of Additional Information.

About Fixed Income Securities. Fixed income securities - sometimes referred to as "debt securities" - include bonds, notes (including structured notes), mortgage-backed and asset-backed securities, convertible and preferred securities as well as short-term debt instruments, often referred to as money market instruments. Fixed income securities may be issued by U.S. or foreign corporations, banks, governments, government agencies or subdivisions or other entities. A fixed income security may have all types of interest rate payment and reset terms, including fixed rate, adjustable rate, zero coupon, contingent, deferred, payment in-kind and auction rate features. All of these factors - the type of instrument, the issuer and the payment terms will affect the volatility and the risk of loss associated with a particular fixed income issue. The "maturity" of a fixed income instrument and the "duration" of a portfolio of fixed income instruments also affect investment risk. The maturity of an individual security refers to the period remaining until holders of the instrument are entitled to the return of its principal amount. Longer-term securities tend to experience larger price changes than shorter-term securities because they are more sensitive to changes in interest rates or in the credit ratings of issuers. Duration refers to a combination of criteria, including yield to maturity, credit quality and other factors that measures the exposure of a portfolio of fixed income instruments to changing interest rates. An investment portfolio with a lower average duration generally will experience less price volatility in response to changes in interest rates as compared with a portfolio with a higher average duration.

Interest Rate Risk. Although the term fixed income securities includes a broad range of sometimes very different investments, all fixed income securities are subject to the risk that their value will fluctuate as interest rates in the overall economy rise and fall. The value of fixed income securities will tend to decrease when interest rates are rising and, conversely, will tend to increase when interest rates decline. Thus, in periods of declining interest rates, the yield of a Portfolio that invests in fixed income securities will tend to be higher than prevailing market rates, and in periods of rising interest rates, the yield of the Portfolio will tend to be lower.

Prepayment Risk and Extension Risk. Prepayments of fixed income securities will also affect their value. When interest rates are falling, the issuers of fixed income securities may repay principal earlier than expected. As a result, the Portfolio may have to reinvest these prepayments at those lower rates, thus reducing its income. In the case of mortgage-backed or asset-backed issues - securities backed by pools of loans - payments due on the security may also be received earlier than expected. This may happen when market interest rates are falling and the underlying loans are being prepaid. Conversely, payments may be received more slowly when interest rates are rising, as prepayments on the underlying loans slow. This may affect the value of the mortgage or asset-backed issue if the market comes to view the interest rate to be too low relative to the term of the investment. Either situation can affect the value of the instrument adversely.

Credit Risk. Credit risk is the risk that an issuer (or in the case of certain securities, the guarantor or counterparty) will be unable to make principal and interest payments when due. The creditworthiness of an issuer may be affected by a number of factors, including the financial condition of the issuer (or guarantor) and, in the case of foreign issuers, the financial condition of the region. Fixed income securities may be rated by one or more nationally recognized statistical rating organizations ("NRSROs"), such as Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. These ratings represent the judgment of the rating organization about the safety of principal and interest payments. They are not guarantees of quality and may be subject to change even after a security has been acquired. Not all fixed income securities are rated, and unrated securities may be acquired by the Portfolio if the Specialist Manager determines that their quality is comparable to rated issues.

When-issued Securities. Fixed income securities may be purchased for future delivery but at a predetermined price. The market value of securities purchased on a "when-issued" basis may change before delivery; this could result in a gain or loss to the purchasing Portfolio.

================================================================================

Inverse Floating Rate Municipal Obligations. Inverse floating rate municipal obligations are typically created through a division of a fixed rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation is the rate the issuer would have paid on the fixed income obligation: (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or (ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. Inverse floating rate municipal obligations offer the potential for higher income than is available from fixed rate obligations of comparable maturity and credit rating. They also carry greater risks. In particular, the prices of inverse floating rate municipal obligations are more volatile, i.e., they increase and decrease in response to changes in interest rates to a greater extent than comparable fixed rate obligations.

Securities Purchased At Discount. Securities purchased at a discount, such as step-up bonds, could require the Portfolio to accrue and distribute income not yet received. If it invests in these securities, the Portfolio could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions. Among the types of these securities in which the Portfolio may invest are zero coupon securities, which are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities.


Municipal Securities. Municipal Securities - fixed income securities issued by local, state and regional governments or other governmental authorities - may be issued for a wide range of purposes, including construction of public facilities or short-term funding, and for varying maturities. Interest on Municipal Securities will be exempt from regular Federal income taxes, but may be a tax preference item for purposes of computing alternative minimum tax ("AMT"). The Portfolio does not currently intend to invest in obligations the interest on which is a preference item for purposes of AMT. The tax treatment that will be accorded to interest payable by issuers of Municipal Securities will depend on the specific terms of the security involved.

Industrial Revenue Bonds. Municipal Bonds may be "general obligations" of their issuers, the repayment of which is secured by the issuer's pledge of full faith, credit and taxing power. Municipal Bonds may be payable from revenues derived from a particular facility that will be operated by a non-government user. The payment of principal and interest on these bonds is generally dependent solely on the ability of the private user or operator to meet its financial obligations and the pledge, if any, of real or personal property securing that obligation.


Credit Enhancements. Some Municipal Bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance, and standby bond purchase agreements (SBPAs). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying Municipal Bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, nongovernmental insurance company, provides an unconditional and irrevocable guarantee that the insured bond's principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any fund. The credit rating of an insured bond reflects the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured Municipal Bonds have been historically low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer's loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider's obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

About Temporary Investment Practices. It is the intention of the Trust that the Portfolio be fully invested in accordance with its investment objective and policies at all times. The Specialist Manager may attempt to maintain liquidity pending investment by investing up to 20% of the assets of the Portfolio in short-term money market instruments issued, sponsored or guaranteed by the U.S. government, its agencies or instrumentalities. Such securities are referred to in this Prospectus as U.S. government securities. The Portfolio may also invest in repurchase agreements secured by U.S. government securities or repurchase agreements secured by such securities, or short-term money market instruments of other issuers, including corporate commercial paper, and variable and floating rate debt instruments, that have received, or are comparable in quality to securities that have received, one of the two highest ratings assigned by at least one recognized rating organization. When the Trust reallocates Portfolio assets among multiple Specialist Managers, adds an additional Specialist Manager to the Portfolio, or replaces a Specialist Manager with another Specialist Manager, the respective Specialist Manager receiving assets to invest may invest those Portfolio assets in short-term money market instruments during a startup or transition period while determining appropriate longer term investments. Under extraordinary market or economic conditions, all or any portion of the Portfolio's assets may be invested in short-term money market instruments for temporary defensive purposes. If such action is taken by a Specialist Manager as a result of an incorrect prediction about the effect of economic, financial or political conditions, the performance of the Portfolio will be adversely affected and the Portfolio may be unable to achieve its objective.

================================================================================

About Hedging Strategies. The Specialist Manager may, but is not obligated to, use certain strategies ("Hedging Strategies") on behalf of the Portfolio in order to reduce certain risks that would otherwise be associated with its securities investments. In anticipation of future purchases, the Specialist Manager may use Hedging Strategies to gain market exposure pending direct investment in securities. These strategies include the use of options on securities and securities indexes, options on stock index and interest rate futures contracts and options on such futures contracts. The Portfolio may also use forward foreign currency contracts in connection with the purchase and sale of those securities, denominated in foreign currencies, in which each is permitted to invest.

In addition, the Portfolio may enter into swap transactions. Swap transactions are contracts in which the Portfolio agrees to exchange the return or interest rate on one instrument for the return or interest rate on another instrument. Payments may be based on currencies, interest rates, securities indexes or commodity indexes. Swaps may be used to manage the maturity and duration of a fixed income portfolio or to gain exposure to a market without directly investing in securities traded in that market.


Use of the instruments noted above (collectively, "Hedging Instruments") must be consistent with the Portfolio's investment objective and policies. In addition, the Portfolio may not commit more than 5% of its net assets to margin deposits on futures contracts and premiums for options on futures contracts. The Portfolio may not use Hedging Instruments for speculative purposes. The Portfolio may not invest more than 10% of its total assets in option purchases. Income derived from Hedging Strategies may be taxable. Further information relating to the use of Hedging Instruments, and the limitations on their use, appears in the Statement of Additional Information.


No assurances can be made that the Specialist Manager will use any Hedging Strategies, a particular Hedging Strategy or a particular Hedging Instrument. However, there are certain overall considerations to be aware of in connection with the use of Hedging Instruments in the Portfolio. The ability to predict the direction of the securities or currency markets and interest rates involves skills different from those used in selecting securities. Although the use of various Hedging Instruments is intended to enable the Portfolio to hedge against certain investment risks, there can be no guarantee that this objective will be achieved. For example, in the event that an anticipated change in the price of the securities (or currencies) that are the subject of the Hedging Strategy does not occur, it may be that the Portfolio employing such Hedging Strategy would have been in a better position had it not used such a strategy at all. Moreover, even if the Specialist Manager correctly predicts interest rate or market price movements, a hedge could be unsuccessful if changes in the value of the option or futures position do not correspond to changes in the value of investments that the position was designed to hedge. Liquid markets do not always exist for certain Hedging Instruments and lack of a liquid market for any reason may prevent a Portfolio from liquidating an unfavorable position. In the case of an option, the option could expire before it can be sold, with the resulting loss of the premium paid by a Portfolio for the option. In the case of a futures contract, a Portfolio would remain obligated to meet margin requirements until the position is closed. In addition, options that are traded over-the-counter differ from exchange traded options in that they are two-party contracts with price and other terms negotiated between the parties. For this reason, the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction. Like over-the-counter options, such instruments are essentially contracts between the parties and the liquidity of these instruments may depend on the willingness of the counterparty to enter into a closing transaction.

================================================================================


About Other Permitted Instruments. The Portfolio may borrow money from a bank for temporary emergency purposes and may enter into reverse repurchase agreements. A reverse repurchase agreement, which is considered a borrowing for purposes of the Investment Company Act of 1940, as amended (the "Investment Company Act"), involves the sale of a security by the Trust and its agreement to repurchase the instrument at a specified time and price. Accordingly, the Trust will maintain a segregated account consisting of cash, U.S. government securities or high-grade, liquid obligations, maturing not later than the expiration of a reverse repurchase agreement, to cover its obligations under the agreement. To avoid potential leveraging effects of the Portfolio's borrowings, additional investments will not be made while aggregate borrowings, including reverse repurchase agreements, are in excess of 5% of the Portfolio's total assets. Borrowings outstanding at any time will be limited to no more than one-third of the Portfolio's total assets. The Portfolio may lend portfolio securities to brokers, dealers and financial institutions provided that cash, or equivalent collateral, equal to at least 100% of the market value (plus accrued interest) of the securities loaned is maintained by the borrower with the Portfolio. During the time securities are on loan, the borrower will pay to the Portfolio any income that may accrue on the securities. The Portfolio may invest the cash collateral and earn additional income or may receive an agreed upon fee from the borrower who has delivered equivalent collateral. The Portfolio will not enter into any securities lending transaction if, at the time the loan is made, the value of all loaned securities, together with any borrowings, equals more than one-third of the value of the Portfolio's total assets.

The Specialist Manager may acquire, on behalf of the Portfolio, securities issued by other investment companies to the extent permitted under the Investment Company Act, provided that such investments are otherwise consistent with the overall investment objective and policies of that Portfolio. Investment company securities include interests in unit investment trusts structured to reflect a specified index, such as the S&P 500 Composite Stock Price Index Depositary Receipts ("SPDRs"); the S&P Mid Cap 400 Index Depositary Receipts ("MidCap SPDRs"); or certain other exchange traded funds, such as Barclays "iShares." The Portfolio may invest in these instruments (or similar instruments that may become available in the future) to achieve market exposure pending direct investment in securities in accordance with the investment policies of the relevant Portfolio, to hedge against the relative value of the securities in which the Portfolio primarily invests, or to facilitate the management of cash flows in or out of the Portfolio, provided that only those listed on the American Stock Exchange or the New York Stock Exchange may be acquired. Generally, the Investment Company Act limits investments in instruments in other investment companies (including SPDRs, MidCap SPDRs, iShares and similar instruments) to 5% of the Portfolio's total assets. Provided certain requirements set forth in that Act are met, however, investments in excess of 5% of the Portfolio's assets may be made. Further information about these instruments is contained in the Statement of Additional Information.

Management of the Trust
================================================================================

The Board of Trustees ("Board") is responsible for the overall supervision and management of the business and affairs of the Trust, including the Portfolio. Day-to-day operations of the Trust are the responsibility of the Trust's officers and various service organizations retained by the Trust.

Hirtle Callaghan serves as the overall investment adviser to the Trust under the terms of its investment advisory agreement ("Hirtle Callaghan Agreement") with the Trust. Hirtle Callaghan continuously monitors the performance of various investment management organizations, including the Specialist Manager for the Portfolio and generally oversees the services provided to the Trust by its administrator, custodian and other service providers. Although Hirtle Callaghan advises the Board of Trustees with regard to investment matters, Hirtle Callaghan is not responsible for day-to-day investment decisions for the Trust or its Portfolios. Hirtle Callaghan is, however, responsible for monitoring both the overall performance of each Portfolio of the Trust, and the individual performance of each Specialist Manager within those Portfolios served by more than one Specialist Manager. Hirtle Callaghan may, from time to time, recommend that the assets of a multi-manager Portfolio be reallocated among the Specialist Managers that provide portfolio management services to that Portfolio when it believes that such action would be appropriate to achieve the overall objectives of the particular Portfolio. The Board of Trustees has authorized the Trust's officers to request an order from the Securities and Exchange Commission ("SEC") that would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio.

Officers of Hirtle Callaghan serve as the executive officers of the Trust and/or as members of the Board of Trustees. For its services under the Hirtle Callaghan Agreement, Hirtle Callaghan is entitled to receive an annual fee of 0.05% of each Portfolio's average net assets. The principal offices of Hirtle Callaghan are located at Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970. A registered investment adviser under the Investment Advisers Act of 1940, as amended, since 1988, Hirtle Callaghan had, as of January 1, 2006, approximately $10 billion in assets under management. Hirtle Callaghan is controlled by its founders, Jonathan J. Hirtle and Donald E. Callaghan.

Breckinridge Capital Advisors, Inc. ("Breckinridge") serves as Specialist Manager for The Short-Term Municipal Bond Portfolio. Breckinridge, which has managed municipal bond portfolios since 1993 and is a registered investment adviser, is headquartered at 200 High Street, Boston, Massachusetts 02110. For its services to the Portfolio, Breckinridge receives a fee, based on the average daily net asset value of the Portfolio's assets ("Breckinridge Account") managed by it, at an annual rate of 0.125%. As of September 30, 2005, Breckinridge managed total assets of approximately $3.5 billion.

The fund management team is led by a team of investment professionals at Breckinridge, including the following individuals who are jointly and primarily responsible for making day-to-day investment decisions: Peter B. Coffin, President of Breckinridge since 1993, David Madigan, Senior Vice President of Breckinridge since 2003, and Martha Field Hodgman, Senior Vice President of Breckinridge since 2001.


Prior to founding Breckinridge, Mr. Coffin was a Senior Vice-President and portfolio manager with Massachusetts Financial Services, where he was also a member of the firm's Fixed Income Policy Committee. From 1996 to 2002, Mr. Madigan was Executive Vice-President at Thomson Financial. He has also served as a portfolio manager at Banker's Trust and Prudential Insurance (managing single state municipal bond funds) , as well as Chief Municipal Strategist for Merrill Lynch. From 1993 to 2001, Ms. Hodgman served as a Vice President in the Fixed Income Management Group of Loomis Sayles & Co. L.P. She has also been a portfolio manager for John Hancock Advisors, Inc. (managing state-specific tax exempt mutual funds) and an analyst for the Credit Policy Committee of Putnam Investments.


A discussion regarding the Board of Trustees' basis for approving the Trust's agreement with Hirtle Callaghan appears in the Trust's Annual Report to Shareholders dated June 30, 2005. Additional information about the Portfolio Manager's compensation, other accounts managed, and ownership of securities in the Portfolio appears in the SAI.

Shareholder Information
================================================================================

Purchases and Redemptions


Purchasing Shares of the Portfolio. You may purchase shares of the Portfolio only if you are a client of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Purchase orders placed on behalf of such clients will be processed at the net asset value per share ("NAV") next calculated after they are received in proper form. Please refer to further information under the heading "Acceptance of Purchase Orders; Anti-Money Laundering Policy."


Calculating NAV. The Portfolio's NAV is determined at the close of regular trading on the New York Stock Exchange ("NYSE"), normally at 4:00 p.m. Eastern time on days the NYSE is open. The NAV is calculated by calculating the total value of the Portfolio's investments and other assets, subtracting the Portfolio's liabilities and dividing the resulting figure by the number of outstanding shares of the Portfolio:

                        NAV = total assets - liabilities
                              --------------------------
                              number of shares outstanding

The value of the Portfolio's investments is generally determined by current market quotations. When reliable market quotations are not readily available for any security, the fair value of that security will be determined by a committee established by the Board in accordance with procedures adopted by the Board. The fair valuation process is designed to value the subject security at the price the Portfolio would reasonably expect to receive upon its current sale. Fair value pricing may be employed, for example, if the value of a security held by the Portfolio has been materially affected by an event that occurs after the close of the market in which the security is traded, in the event of a trading halt in a security for which market quotations are normally available or with respect to securities that are deemed illiquid. When this fair value pricing method is employed, the prices of securities used in the daily computation of the Portfolio's NAV per share may differ from quoted or published prices for the same securities. Additionally, security valuations determined in accordance with the fair value pricing method may not fluctuate on a daily basis, as would likely occur in the case of securities for which market quotations are readily available. Consequently, changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued based on market quotations. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the Trust's Board of Trustees.

Acceptance of Purchase Orders; Anti- Money Laundering Policy. Payment for purchases of Trust shares may be made by wire transfer or by check drawn on a U.S. bank. All purchases must be made in U.S. dollars. Third-party checks, cash, credit cards, credit card convenience checks, traveler's checks, and checks payable in foreign currency are not accepted. The Trust reserves the right to reject any purchase order. Purchase orders may be received by the Trust's transfer agent on any regular business day. To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each customer who opens an account. Accordingly, when you open an account, you will be asked for information that will allow the Trust to verify your identity, in the case of individual investors or, in the case of institutions or other entities, to verify the name, principal place of business, tax payer identification number and similar information. The Trust may also ask you to provide other documentation or identifying information and/or documentation for personnel authorized to act on your behalf.

Customer Identification Information

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person that opens a new account, and to determine whether such person's name appears on government lists of known or suspected terrorists and terrorist organizations.

Identity Verification Procedures -Because the absence of face-to-face contact with customers limits the Trust's ability to reasonably validate the authenticity of documents received from an applicant, the Trust will never rely solely upon documentary methods to verify a customer's identity. However, documentary evidence of a customer's identity shall be obtained in an effort to complement the non-documentary customer identification verification process whenever necessary.

Customer Information - The following information is required prior to opening an account:

      a. Name;

      b. Date of birth, for an individual;

      c. Address, which shall be:

            1) For an individual, a residential or business street address;

            2) For an individual who does not have a residential or business street address, an Army Post Office (APO) or Fleet Post Office (FPO) box number, or the residential or business street address of next of kin or of another contact individual; or

            3) For a person other than an individual (such as a corporation, partnership, or trust), a principal place of business, local office or other physical location; and

      d. Identification Number, which shall be:

            1) For a U.S. person, a taxpayer identification number; or

            2) For a non-U.S. person, one or more of the following: a taxpayer identification number, passport number and country of issuance; alien identification card number; or number and country of issuance of any other government issued document evidencing nationality or residence and bearing a photograph or similar safeguard.

Customer Verification

As discussed above, the Trust uses non-documentary methods as the primary procedure to verify a customer's identity, although an initial, documentary (good order) review of the Account application and purchase instrument will also be conducted for consistency, completeness, signs of alteration or other abnormalities or deficiencies. The Trust will complete its procedures to attempt to verify the customer's identity within five business days of opening an account. The Trust will identify customers primarily by independently verifying the customer's identity through the comparison of information provided by the customer with information obtained from a consumer reporting agency, public database or other source.

If a customer's identity cannot be reasonably ensured through the above verification procedures, the Trust will not open the Account and the original purchase instrument will normally be returned to the customer. In the event an Account was opened for a customer during the verification process, it will be closed and the proceeds will normally be returned to the customer. However, if there is evidence of fraud or other wrong doing, the customer's Account will be frozen and no proceeds or purchase instruments will be returned until the matter is resolved.

Redeeming Your Shares. You may redeem your shares in the Portfolio on any regular business day. Shares will be redeemed at the NAV next computed after receipt of your redemption order by the Trust. You will receive redemption proceeds within 7 days after receipt of your redemption order by the Trust. Redemption proceeds may be wired to an account that you have predesignated and which is on record with the Trust. Shares purchased by check will not be redeemed until that payment has cleared - normally, within 15 days of receipt of the check by the Trust. Redemption requests for all or any portion of your account with the Trust, must be in writing and must be signed by the shareholder(s) named on the account or an authorized representative. If you wish to redeem shares of the Portfolio valued at $25,000 or more, each signature must be guaranteed.

Other Information about Purchases and Redemptions. Distributions are made on a per share basis regardless of how long you have owned your shares. Therefore, if you invest shortly before the distribution date, some of your investment will be returned to you in the form of a distribution. Capital gains, if any, are distributed at least annually.

The values of securities that are primarily listed on foreign exchanges may change on days when the NYSE is closed and the NAV of the Portfolio is not calculated. You will not be able to purchase or redeem your shares on days when the NYSE is closed. The Trust may permit investors to purchase shares of a Portfolio "in kind" by exchanging securities for shares of the Portfolio. This is known as an "in-kind" purchase. Shares acquired in an in-kind transaction will not be redeemed until the transfer of securities to the Trust has settled - usually within 15 days following the in-kind purchase. The Trust may also redeem shares in kind. This means that all or a portion of the redemption amount would be paid by distributing on a pro rata basis to the redeeming shareholder securities held in the Portfolio's investment portfolio. Investors will incur brokerage charges on the sale of these portfolio securities. In-kind purchases and sales will be permitted solely at the discretion of the Trust.

================================================================================

The Trust does not impose investment minimums or sales charges of any kind. If your account falls below $5,000, the Trust may ask you to increase your balance. If it is still below $5,000 after 30 days, the Trust may close your account and send you the proceeds at the current NAV. In addition, if you purchase shares of the Trust through a program of services offered by a financial intermediary, you may incur advisory fees or custody expenses in addition to those expenses described in this Prospectus. Investors should contact such intermediary for information concerning what, if any, additional fees may be charged.

Frequent purchases and redemptions of shares of a mutual fund (including activities of "market timers") can result in the dilution in the value of Trust shares held by long-term shareholders, interference with the efficient management of the a fund's investment portfolio, and increased brokerage and administrative costs. The Board of Trustees has considered the extent to which the Portfolio may be vulnerable to such risks. While the Board of Trustees will continue to monitor the situation and may elect to adopt specific procedures designed to discourage frequent purchases and redemptions, the Board of Trustees, has determined that it is not necessary to do so at this time. This conclusion is based on the fact that investments in the Trust may be made only by investment advisory clients of Hirtle Callaghan or financial intermediaries such as investment advisers, acting in a fiduciary capacity with investment discretion, that have established relationships with Hirtle Callaghan and the absence of abuses in this area at any time since the commencement of the Trust's operations.

Shareholder Reports and Inquiries. Shareholders will receive semi-annual reports containing unaudited financial statements as well as annual reports containing financial statements which have been audited by the Trust's independent registered public accounting firm. Each shareholder will be notified annually as to the Federal tax status of distributions made by the Portfolio in which such shareholder is invested. Shareholders may contact the Trust by calling the telephone number, or by writing to the Trust at the address shown, on the back cover of this Prospectus.


Dividends and Distributions. Any income the Portfolio receives is paid out, less expenses, in the form of dividends to its shareholders. Income dividends, if any, on The Short-Term Municipal Bond Portfolio are paid on a monthly basis. Capital gains for the Portfolio, if any, are distributed at least annually.

Federal Taxes. The following discussion is only a brief summary of some of the important tax considerations that may affect your investment in the Portfolio. It is not a substitute for careful tax planning. Furthermore, future legislative or administrative changes or court decisions may materially affect the tax consequences of investing in the Portfolio. Accordingly, shareholders are urged to consult their tax advisers with specific reference to their particular tax situation.

Portfolio Distributions. You will be subject to income tax on Portfolio distributions other than exempt-interest dividends regardless of whether they are paid in cash or reinvested in additional shares. The Portfolio contemplates distributing as dividends each year all or substantially all of its net taxable investment income.

The Portfolio anticipates that substantially all of its distributions will be "exempt interest dividends" which are exempt from Federal income taxes. In addition, the Portfolio does not currently intend to invest in obligations the interest on which is a preference item for purposes of the Federal alternative minimum tax. However, some dividends may be taxable, such as distributions that are derived from occasional taxable investments or capital gain from the Portfolio's disposition of tax-exempt obligations. Interest on indebtedness incurred by a shareholder to purchase or carry shares of the Portfolio generally will not be deductible for Federal income tax purposes. You should also note that exempt-interest dividends will be considered along with other adjusted gross income in determining whether any Social Security or railroad retirement payments received by you are subject to Federal income taxes.

================================================================================


Sales or Exchanges. You will generally recognize taxable gain or loss for Federal income tax purposes on a sale, exchange or redemption of your shares in the Portfolio, including an exchange for shares of another Portfolio within the Trust, based on the difference between your tax basis in the shares and the amount you receive for them. Generally, you will recognize long-term capital gain or loss if you have held your Portfolio shares for over twelve months at the time you sell or exchange them. (To aid in computing your tax basis, you generally should retain your account statements for the periods during which you held shares.)


Any loss realized on shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends that were received on the shares. Additionally, any loss realized on a sale or redemption of shares of a Portfolio may be disallowed under "wash sale" rules to the extent the shares disposed of are replaced with other shares of the same Portfolio within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of, such as pursuant to a dividend reinvestment in shares of a Portfolio. If disallowed, the loss will be reflected in an adjustment to the basis of the shares acquired.


Backup Withholding. The Portfolio may be required in certain cases to withhold and remit to the Internal Revenue Service a percentage of taxable dividends or gross proceeds realized upon sale payable to shareholders who have failed to provide a correct tax identification number in the manner required, or who are subject to withholding by the Internal Revenue Service for failure to properly include on their return payments of taxable interest or dividends, or who have failed to certify to the Portfolio that they are not subject to backup withholding when required to do so or that they are "exempt recipients." The backup withholding rate is 28%.

State and Local Taxes. You may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of the Portfolio's distributions, if any, that are attributable to interest on U.S. government securities or interest on securities of the particular state or localities within the state. You should consult your tax adviser regarding the tax status of distributions in your state and locality.

An investment in a fund that invests in tax-exempt securities, like the Portfolio, is not intended to constitute a balanced investment program. Shares of the Portfolio would not be suitable for tax-exempt institutions, IRAs and other tax advantaged retirement plans or for non-U.S. investors because such investors are generally exempt from U.S. tax on interest income. Such shareholders will not gain any additional benefit from the Portfolio's dividends being tax-exempt. Therefore, because the Portfolio's pre-tax returns will tend to be lower than those of Portfolios that own taxable bonds of comparable quality, shares of the Portfolio will normally not be suitable investments for those kinds of investors. Investment in the Portfolio is especially unsuitable for IRAs or other types of tax advantaged retirement accounts because any exempt-interest dividends received by such accounts would generally become taxable when subsequently distributed to their beneficiaries. In addition, the Funds may not be an appropriate investment for entities that are "substantial users" of facilities financed by "private activity bonds" or "related persons" thereof. "Substantial user" is defined under U.S. Treasury Regulations to include a non-exempt person who (i) regularly uses a part of such facilities in his or her trade or business and whose gross revenues derived with respect to the facilities financed by the issuance of bonds are more than 5% of the total revenues derived by all users of such facilities, (ii) occupies more than 5% of the usable area of such facilities or (iii) are persons for whom such facilities or a part thereof were specifically constructed, reconstructed or acquired. "Related persons" include certain related natural persons, affiliated corporations, a partnership and its partners and an S corporation and its shareholders.

The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding Federal, state, local and/or foreign tax consequences relevant to your specific situation.


More information about taxes is in the Statement of Additional Information.

                           The Hirtle Callaghan Trust
================================================================================

For More Information:

For more information about the Portfolio or any of the other portfolios of The Hirtle Callaghan Trust, please refer to the following documents, each of which is available without charge from the Trust:

Annual and Semi-Annual Reports ("Shareholder Reports")/Form N-Q:

The Trust's annual and semi-annual reports to shareholders contain additional information on the Trust's investments. In the annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the several Portfolios during the Trust's last fiscal year. In addition, the Portfolios file their complete portfolio schedule as of the end of their first and third fiscal quarters with the SEC on Form N-Q. A discussion regarding the Board of Trustee's basis for approval of the Hirtle Callaghan Agreement and for approval of the Specialist Managers advisory agreements is available in the Trust's annual report dated June 30, 2005.

Statement of Additional Information ("SAI"):

The SAI provides more detailed information about the Trust, including its operations and the investment policies of its several Portfolios. A description of the Trust's policies and procedures regarding the release of portfolio holdings information is also available in the SAI. It is incorporated by reference into, and is legally considered a part of, this Prospectus.

To obtain copies of Shareholder Reports or the SAI, free of charge:

Contact the Trust at The Hirtle Callaghan Trust, Five Tower Bridge, 300 Barr Harbor Drive, Suite 500, West Conshohocken, PA 19428-2970 (or call 800-242-9596)

Other Resources:

You can also review and copy Shareholder Reports, Form N-Q and the SAI at the Public Reference Room of the SEC. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090. Text-only copies of these documents are also available from the SEC's website at http://www.sec.gov or for a fee, by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549-0102, by calling 202-942-8090, or by electronic request to: publicinfo@sec.gov. The Trust does not have an internet web site.

Investment Company Act File No. 811-8918.

                       STATEMENT OF ADDITIONAL INFORMATION

                           The Hirtle Callaghan Trust
               Five Tower Bridge, 300 Barr Harbor Drive, Suite 500
                        West Conshohocken, PA 19428-2970
                     The Short-Term Municipal Bond Portfolio


This Statement of Additional Information is designed to supplement information contained in the Prospectus relating to The Short-Term Municipal Bond Portfolio ("Portfolio") of The Hirtle Callaghan Trust ("Trust"). The Trust is an open-end, diversified, series, management investment company registered under the Investment Company Act of 1940 ("Investment Company Act"). Hirtle, Callaghan & Co., Inc. ("Hirtle Callaghan") serves as the overall investment adviser to the Trust. This document, although not a Prospectus, is incorporated by reference in its entirety in the Portfolio's Prospectus and should be read in conjunction with the Portfolio's Prospectus dated March 1, 2006. A copy of that Prospectus is available by contacting the Trust at (800) 242-9596.


Statement of Additional Information Heading                    Corresponding Prospectus Heading
-------------------------------------------                    --------------------------------
Management of the Trust                                        Management of the Trust

Further Information About the Trust's Investment Policies      Investment Risks and Strategies

Investment Restrictions                                        Investment Risks and Strategies

Additional Purchase and Redemption Information                 Shareholder Information

Portfolio Transactions and Valuation                           Shareholder Information

Taxes                                                          Shareholder Information

History of the Trust and Other Information                     Management of Trust

Proxy Voting                                                   N/A

Independent Registered Public Accounting Firm and Financial    Financial Highlights
Statements

Ratings Appendix                                               N/A

This Statement of Additional Information does not contain all of the information set forth in the registration statement filed by the Trust with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933. Copies of the registration statement may be obtained at a reasonable charge from the SEC or may be examined, without charge, at its offices in Washington, D.C.


The date of this Statement of Additional Information is March 1, 2006.

                             MANAGEMENT OF THE TRUST

Governance. The Trust's Board of Trustees ("Board") currently consists of seven members. A majority of the members of the Board are individuals who are not "interested persons" of the Trust within the meaning of the Investment Company Act; in the discussion that follows, these Board members are referred to as "Independent Trustees." The remaining Board members are senior officers of Hirtle Callaghan and are thus considered "interested persons" of the Trust for purposes of the Investment Company Act. These Board members are referred to as "Affiliated Trustees." Each Trustee serves until the election and qualification of his or her successor, unless the Trustee sooner resigns or is removed from office.

Day-to-day operations of the Trust are the responsibility of the Trust's officers, each of whom is elected by, and serves at the pleasure of, the Board. The Board is responsible for the overall supervision and management of the business and affairs of the Trust and of each of the Trust's separate investment portfolios (each, a "Portfolio"), including (i) the selection and general supervision of those investment advisory organizations ("Specialist Managers") retained by the Trust to provide portfolio management services to the respective Portfolios; and (ii) for Portfolios for which more than one Specialist Manager has been retained, allocation of that Portfolio's assets among such Specialist Managers. In particular, the Board may, from time to time, allocate portions of a Portfolio's assets between or among several Specialist Managers, each of whom may have a different investment style and/or investment selection discipline. The Board also may reallocate a Portfolio's assets among such Specialist Managers, retain new Specialist Managers or terminate particular Specialist Managers, if the Board deems it appropriate to do so in order to achieve the overall objectives of the Portfolio involved. More detailed information regarding the Trust's use of a multi-manager structure appears in this Statement of Additional Information under the heading "Management of the Trust:
Multi-Manager Structure."

Officers and Affiliated Trustees. The table below sets forth certain information about each of the Trust's Affiliated Trustees, as well as its executive officers.

---------------------------------------------------------------------------------------------------------------------
                                                                                           Number of
                                                 Term of                                   Portfolios     Other
                                 Position(s)   Office; Term                                in Fund     Directorships
                                  Held with     Served in      Principal Occupation(s)     Complex       Held by
    Name, Address, and Age          Trust         Office          During Past 5 Years      Overseen     Trustee**
---------------------------------------------------------------------------------------------------------------------
Donald E. Callaghan*             Chairman      Indefinite;    For more than the past           9           None
Five Tower Bridge,               and           Since:         five years, Mr. Callaghan
300 Barr Harbor Drive,           President     7/20/95        has been a Principal of
W. Conshohocken, PA 19428                                     Hirtle Callaghan.
Age: 58

---------------------------------------------------------------------------------------------------------------------
Jonathan J. Hirtle*              Trustee       Indefinite;    For more than the past           9           None
Five Tower Bridge,                             Since:         five years, Mr. Hirtle has
300 Barr Harbor Drive,                         7/20/95        been a Principal of Hirtle
W. Conshohocken, PA 19428 Callaghan. Age: 52

---------------------------------------------------------------------------------------------------------------------
Robert J. Zion                   Vice          Indefinite;    Mr. Zion is a Principal of      N/A           NA
Five Tower Bridge,               President &   Since:         Hirtle Callaghan, and has
300 Barr Harbor Drive,           Treasurer     7/20/95        been employed by that firm
W. Conshohocken, PA 19428                                     for more than the last
Age: 43                                                       five years.

---------------------------------------------------------------------------------------------------------------------
Patrick J. Keniston              Secretary     Indefinite;    Counsel, Legal Services of      N/A           NA
100 Summer Street, 15th Floor                  Since: 3/8/05  BISYS Fund Services (since
Boston, MA 02110                                              2005); Attorney, Citigroup
Age: 41                                                       GTS Fund Services
                                                              (2001-2005).
---------------------------------------------------------------------------------------------------------------------
George Stevens                   Chief         Indefinite;    From September 1996 to          N/A           NA
3435 Stelzer Road                Compliance    Since: 8/9/05  present, employee of BISYS
Columbus, OH 43219               Officer                      Fund Services
Age: 54

---------------------------------------------------------------------------------------------------------------------

* Messrs. Callaghan and Hirtle may each be deemed to be an "interested person," as defined by the Investment Company Act, because of their employment with Hirtle Callaghan, the overall investment adviser to the Trust.

** The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

Independent Trustees. The following table sets forth certain information about the Independent Trustees.

---------------------------------------------------------------------------------------------------------------------
                                                                                      Number of
                                                Term of                               Portfolios       Other
                              Position(s)    Office; Term          Principal           in Fund     Directorships
                               Held with       Served in         Occupation(s)         Complex        Held by
  Name, Address, and Age     Trust and Age       Office        During Past 5 Years     Overseen       Trustee*
---------------------------------------------------------------------------------------------------------------------
Ross H. Goodman              Trustee         Indefinite;     For more than the past        9            None
Five Tower Bridge,                           Since: 7/20/95  five years, Mr.
300 Barr Harbor Drive,                                       Goodman has been
W. Conshohocken, PA 19428                                    President and Owner of
Age: 57                                                      American Industrial
                                                             Management & Sales,
                                                             Northeast, Inc. or its
                                                             predecessors
                                                             (manufacturing
                                                             representative).
---------------------------------------------------------------------------------------------------------------------
Jarrett Burt Kling           Trustee         Indefinite;     For more than the past        9        ING Clarion
Five Tower Bridge,                           Since: 7/20/95  five years, Mr. Kling                  Real Estate
300 Barr Harbor Drive,                                       has been associated                    Income Fund;
W. Conshohocken, PA 19428                                    with CRA Real Estate                    Old Mutual
Age: 62                                                      Securities, L.P., a                    Advisors Fund
                                                             registered investment
                                                             adviser and indirect,
                                                             wholly owned
                                                             subsidiary of ING
                                                             Group.
---------------------------------------------------------------------------------------------------------------------
R. Richard Williams          Trustee         Indefinite;     Since early 2000, Mr.         9            None
Five Tower Bridge,                           Since: 7/15/99  Williams has been
300 Barr Harbor Drive,                                       owner of Seaboard
W. Conshohocken, PA 19428                                    Advisers (consulting
Age: 59                                                      services).

---------------------------------------------------------------------------------------------------------------------
Richard W. Wortham, III      Trustee         Indefinite;     Mr. Wortham is                9            None
Five Tower Bridge,                           Since: 7/20/95  President of The
300 Barr Harbor Drive,                                       Wortham Foundation;
W. Conshohocken, PA 19428                                    Prior to that he was
Age: 67                                                      President of Video
                                                             Rental of
                                                             Pennsylvania, Inc. and
                                                             its parent, Houston
                                                             VMC, Inc.
---------------------------------------------------------------------------------------------------------------------
Harvey G. Magarick           Trustee         Indefinite;     Retired.  For more            9            None
Five Tower Bridge,                           Since:          than the last five
300 Barr Harbor Drive,                       7/01/04.        years, Mr. Magrick was
W. Conshohocken, PA 19428                                    a partner in the
Age:  66                                                     auditing firm of BDO
                                                             Seidman, LLP.
---------------------------------------------------------------------------------------------------------------------

* The information in this column relates only to directorships in companies required to file certain reports with the SEC under the various federal securities laws.

Committees of the Board of Trustees. The Board has established several committees to assist the Trustees in fulfilling their oversight responsibilities.

The Executive Committee is generally authorized to act for the full Board in all matters for which the affirmative vote of a majority of the Independent Trustees is not required under the Investment Company Act or other applicable law. The Executive Committee, whose members are Messrs. Callaghan, Hirtle and Goodman, met twice during the fiscal year ended June 30, 2005.

The Nominating Committee is responsible for the nomination of individuals to serve as Independent Trustees. The Nominating Committee, whose members consist of all of the Independent Trustees, did not meet during the fiscal year ended June 30, 2005. The Nominating Committee will consider persons submitted by security holders for nomination to the Board. Recommendations for consideration by the Nominating Committee should be sent to the Secretary of the Trust in writing, together with appropriate biographical information concerning each such proposed nominee, at the principal executive office of the Trust.

The Audit Committee is responsible for overseeing the audit process and the selection of independent registered public accounting firms for the Trust, as well as providing assistance to the full Board in fulfilling its responsibilities as they relate to fund accounting, tax compliance and the quality and integrity of the Trust's financial reports. The Audit Committee, whose members consist of all of the Independent Trustees, held 4 meetings during the fiscal year ended June 30, 2005.

Compensation Arrangements. Each of the Independent Trustees receives from the Trust a fee of (i) $2,500 per year; (ii) an additional $2,500 for each regular Board meeting attended by him in person, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings; and (iii) $500 per special meeting attended by him in person or by telephone, plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his attendance at such meetings. Prior to April 2004, the Independent Trustees of the Trust received a fee of $1,000 per meeting of the Board attended (except in the case of a committee meeting held on the same day as a meeting of the Board, in which case a single meeting fee is paid) and is reimbursed for expenses incurred in connection with each such meeting. The Affiliated Trustees and the Trust's officers receive no compensation from the Trust for performing the duties of their respective offices. The table below shows the aggregate compensation received from the Trust by each of the Independent Trustees during the fiscal year ending June 30, 2005 (excluding reimbursed expenses).

-----------------------------------------------------------------------------------------------------------
            Name                 Aggregate            Pension           Estimated             Total
                                Compensation        Retirement        Benefits Upon     Compensation From
                                 From Trust        Benefits From     Retirement From          Trust
                                                       Trust               Trust
-----------------------------------------------------------------------------------------------------------
Ross H. Goodman                    $13,000              none               none              $13,000
Jarrett Burt Kling                 $10,000              none               none              $10,000
R. Richard Williams Richard        $13,000              none               none              $13,000
W. Wortham, III                    $13,000              none               none              $13,000
Harvey G. Magarick                 $13,000              none               none              $13,000
-----------------------------------------------------------------------------------------------------------

Trustee Ownership of Securities of The Hirtle Callaghan Trust. As of December 31, 2005, none of the Trustees held any beneficial interest in shares of the Portfolio, which had not yet commenced operations.


Investment Advisory and Portfolio Management Arrangements. Day-to-day portfolio management services are provided to the Portfolio by Breckinridge Capital Advisors, Inc. ("Breckinridge" or "the Specialist Manager") pursuant to the terms of a Portfolio Management Contract between the Specialist Manager and the Trust approved by the Board on December 14, 2005, and by the Portfolio's sole shareholder on February 28, 2006. The Portfolio Management Contract provides that the Specialist Manager will, subject to the overall supervision of the Board, provide a continuous investment program for the assets of the Portfolio to which such contract relates, or that portion of such assets as may be, from time to time allocated to such Specialist Manager. The Specialist Manager is responsible for the provision of investment research and management of all investments and other instruments and the selection of brokers and dealers through which securities transactions are executed. The contract provides that the Specialist Manager will not be liable to the Trust for any error of judgment or mistake of law on the part of the Specialist Manager, or for any loss sustained by the Trust in connection with the purchase or sale of any instrument on behalf of the Portfolio, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of the Specialist Manager. The Portfolio Management Contract provides that it will remain in effect for an initial period of two years and then from year to year so long as such continuation is approved, at a meeting called to vote on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person, and further, that the contract may be terminated at any time, without penalty, either by the Trust or by the Specialist Manager, in each case upon sixty days' written notice. The Portfolio Management Contract provides that it will automatically terminate in the event of its assignment, as that term is defined in the Investment Company Act.

The Hirtle Callaghan Agreement. The services provided to the Trust by Hirtle Callaghan, described above and in the Prospectus, are governed under the terms of a written agreement with the Trust ("Hirtle Callaghan Agreement"). The Hirtle Callaghan Agreement will remain in effect from year to year so long as such continuation is approved, at a meeting called for the purpose of voting on such continuance, at least annually (i) by the vote of a majority of the Board or the vote of the holders of a majority of the outstanding securities of the Trust within the meaning of Section 2(a)(42) of the Investment Company Act; and (ii) by a majority of the Independent Trustees, by vote cast in person. The Hirtle Callaghan Agreement may be terminated at any time, without penalty, either by the Trust or by Hirtle Callaghan, upon sixty days' written notice and will automatically terminate in the event of its assignment as defined in the Investment Company Act. The Hirtle Callaghan Agreement permits the Trust to use the name "Hirtle Callaghan." In the event, however, that the Hirtle Callaghan Agreement is terminated, Hirtle Callaghan has the right to require the Trust to discontinue any references to the name "Hirtle Callaghan" and to change the name of the Trust as soon as is reasonably practicable. The Hirtle Callaghan Agreement further provides that Hirtle Callaghan will not be liable to the Trust for any error, mistake of judgment or of law, or loss suffered by the Trust in connection with the matters to which the Hirtle Callaghan Agreement relates (including any action of any Hirtle Callaghan officer or employee in connection with the service of any such officer or employee as an officer of the Trust), whether or not any such action was taken in reliance upon information provided to the Trust by Hirtle Callaghan, except losses that may be sustained as a result of willful misfeasance, reckless disregard of its duties, bad faith or gross negligence on the part of Hirtle Callaghan.

The Hirtle Callaghan Agreement was approved by the Trust's initial shareholder on July 21, 1995, following the approval of the Board (including a majority of the Independent Trustees) at a meeting of the Board held on July 20, 1995; that agreement was last approved for continuation by the Board on March 8, 2005.

Engagement and Termination of Specialist Managers. The Board is responsible for making decisions with respect to the engagement and/or termination of Specialist Managers based on a continuing quantitative and qualitative evaluation of their skills and proven abilities in managing assets pursuant to specific investment styles. In making such determinations, the Board gives substantial weight to recommendations made by the Trust's officers and Hirtle Callaghan. While superior performance is regarded as the ultimate goal, short-term performance by itself is not a significant factor in selecting or terminating Specialist Managers. From time to time, Hirtle Callaghan may recommend, and the Board may consider, terminating the services of a Specialist Manager. The criteria for termination may include, but are not limited to, the following: (a) departure of key personnel from the Specialist Manager's firm; (b) acquisition of the Specialist Manger by a third party; (c) change in or departure from investment style, or (d) prolonged poor performance relative to the relevant benchmark index.


Pursuant to the terms of the Hirtle Callaghan Agreement, Hirtle Callaghan assists the Trust's Board in evaluating and monitoring Specialist Managers retained by the Trust. Under the Hirtle Callaghan Agreement, Hirtle Callaghan does not have direct authority to invest and reinvest the Trust's assets but is an integral part of the Specialist Manager selection process and instrumental in the supervision of Specialist Managers. The Trust's Board has determined that it would be in the interests of the Trust and its shareholders to enter into a new investment advisory agreement with Hirtle Callaghan ("Proposed Agreement") that would give Hirtle Callaghan investment discretion with respect to the Trust's assets. Implementation of the Proposed Agreement (i) would not increase or decrease the investment advisory fees or expenses paid by the Trust or the respective Portfolios; (ii) would not change the role of the Specialist Managers in the day-to-day investment operations of the Trust; and (iii) will not be implemented unless and until the approval of the shareholders of each of the Trust's several Portfolios is obtained. As of the date of this Prospectus, no date for the required meeting of shareholders has been determined.


The Board's authority to retain Specialist Managers is subject to the provisions of Section 15(a) of the Investment Company Act. Section 15(a) prohibits any person from serving as an investment adviser to a registered investment company unless the written contract has been approved by the shareholders of that company. Rule 15a-4 under the Investment Company Act, however, provides for an exception from the provisions of Section 15(a). The rule permits an adviser to provide advisory services to an investment company before shareholder approval is obtained pursuant to the terms of an interim agreement in the event that a prior advisory contract is terminated by action of such company's board; in such case, a new contract must be approved by such shareholders within 150 days of the effective date of the interim agreement, or such interim agreement will terminate. The Trust has relied upon the provisions of Rule 15a-4 from time to time, as more fully discussed in this Statement of Additional Information under the heading "Management of the Trust: Investment Advisory Arrangements." The Board has authorized the Trust's officers to request an order from the SEC that would exempt the Trust from the provisions of Section 15(a) and certain related provisions of the Investment Company Act. If issued, such an order would permit the Trust to enter into portfolio management agreements with Specialist Managers upon the approval of the Board but without submitting such contracts for the approval of the shareholders of the relevant Portfolio. Unless otherwise permitted by law, the Board will not act in reliance upon such order with respect to any Portfolio unless the approval of the shareholders of that Portfolio is first obtained. The SEC has proposed a rule that, if adopted, would provide relief from Section 15(a) similar to that currently available only by SEC order. The Board may consider relying upon this rule, if adopted, in connection with the Trust's multi-manager structure. There can be no assurance that the requested order will be issued by the SEC.

Administration, Distribution, and Related Services. BISYS Fund Services, Ohio, Inc. ("BISYS"), 3435 Stelzer Road, Columbus, Ohio 43219 has been retained, pursuant to a separate Administrative Services Contract with the Trust, to serve as the Trust's administrator. BISYS performs similar services for mutual funds other than the Trust. BISYS and its affiliated companies are wholly owned by The BISYS Group, Inc., a publicly held company (NYSE: BSG) which is a provider of information processing, 401(k) administration and record keeping services to and through banking and other financial organizations.

Services performed by BISYS include: (a) general supervision of the operation of the Trust and coordination of services performed by the various service organizations retained by the Trust; (b) regulatory compliance, including the compilation of information for documents and reports furnished to the SEC and corresponding state agencies; (c) assistance in connection with the preparation and filing of the Trust's registration statement and amendments thereto; and (d) maintenance of the Trust's registration in the various states in which shares of the Trust are offered. Pursuant to separate contracts, BISYS or its affiliates also serve as the Trust's transfer and dividend disbursing agent, as well as the Trust's accounting agent and receives fees for such services. For its services, BISYS receives a single all-inclusive fee ("Omnibus Fee"). The Omnibus Fee, which is computed daily and paid monthly in arrears, is calculated at an annual rate for the Portfolio as follows: 0.09% of aggregate average net assets levels up to $600 million; 0.08% of such assets over $600 million up to $750 million; 0.07% of such assets over $750 million up to $900 million; and 0.05% of such assets over $900 million.

Because the Portfolio has not yet commenced operations, BISYS did not receive any such fees from the Portfolio each of the Trust's last three fiscal years.

Under a Compliance Services Agreement between the Trust and BISYS, BISYS makes a BISYS employee available to serve as the Trusts' Chief Compliance Officer. Under the Agreement, BISYS also provides infrastructure and support in implementing the written policies and procedures comprising the Trust's compliance program. This includes providing support services to the Chief Compliance Officer, developing standards for reports to the Board by BISYS and other Service Providers, and assisting in preparing or providing documentation for the Board to make findings and conduct reviews pertaining to the Trust's compliance program and related policies and procedures of Fund service providers.


BISYS Fund Services, LP is the Trust's principal underwriter pursuant to an agreement approved by the Board on July 19, 1996, and last approved on December 14, 2005. Because shares of the Trust's Portfolio's are available only to clients of Hirtle Callaghan and financial intermediaries that have established a relationship with Hirtle Callaghan, the distribution services provided by BISYS are limited. BISYS has received no commissions or other compensation pursuant to such agreement.


State Street Bank and Trust Company is the Trust's custodian and is an affiliate of SSgA, which serves as the Specialist Manager for The Value Equity Portfolio and The Growth Equity Portfolio, two of the Trust's other portfolios. The custodian is responsible for the safekeeping of the domestic and foreign assets of each of the Trust's Portfolios. The custodian is compensated at the rate of 0.0125% of the Trust's domestic assets and 0.07% of the Trust's foreign assets in developed countries. To the extent that the Portfolio invests in securities from emerging markets, the custodian may be compensated at a higher rate for such assets. The offices of the custodian are located at 225 Franklin Street, Boston, Massachusetts 02110.

            FURTHER INFORMATION ABOUT THE TRUST'S INVESTMENT POLICIES

The following discussion supplements the discussion of the investment risks associated with the types of investments that may be made by the Specialist Manager on behalf of the Portfolio.

Municipal Securities. As stated in the Prospectus, the Portfolio may invest in municipal securities. Municipal securities consist of bonds, notes and other instruments issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal tax. Municipal securities may also be issued on a taxable basis.

The two principal classifications of municipal securities are "general obligations" and "revenue obligations." General obligations are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest although the characteristics and enforcement of general obligations may vary according to law applicable to the particular issuer. Revenue obligations, which include, but are not limited to, private activity bonds, resource recovery bonds, certificates of participation and certain municipal notes, are not backed by the credit and taxing authority of the issuer and are payable solely from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Nevertheless, the obligations of the issuers with respect to "general obligations" and/or "revenue obligations" may be backed by a letter of credit, guarantee or insurance. General obligations and revenue obligations may be issued in a variety of forms, including commercial paper, fixed, variable and floating rate securities, tender option bonds, auction rate bonds and capital appreciation bonds. In addition to general obligations and revenue obligations, there is a variety of hybrid and special types of municipal securities. There are also numerous differences in the credit backing of municipal securities both within and between these two principal classifications. For the purpose of applying the Portfolio's investment restrictions, the identification of the issuer of a municipal security which is not a general obligation is made by the Specialist Manager based on the characteristics of the municipal security, the most important of which is the source of funds for the payment of principal and interest on such securities.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Portfolio. Thus, the issue may not be said to be publicly offered. Unlike some securities that are not publicly offered, a secondary market exists for many municipal securities that were not publicly offered initially and such securities can be readily marketable. The obligations of an issuer to pay the principal of and interest on a municipal security are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, that may be enacted by Congress or state legislatures extending the time for payment of principal or interest or imposing other constraints upon the enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of the issuer to pay when due principal of or interest on a municipal security may be materially affected.

Municipal Leases, Certificates of Participation and Other Participation Interests. Municipal leases frequently involve special risks not normally associated with general obligation or revenue bonds, some of which are summarized in the Prospectus. In addition, leases and installment purchase or conditional sale contracts (which normally provide for title to the leased asset to pass eventually to the governmental issuer) have evolved as a means for governmental issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. The debt issuance limitations are deemed to be inapplicable because of the inclusion in many leases or contracts of "non-appropriation" clauses that relieve the governmental issuer of any obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Thus, the Portfolio's investment in municipal leases will be subject to the special risk that the governmental issuer may not appropriate funds for lease payments. In addition, such leases or contracts may be subject to the temporary abatement of payments in the event the issuer is prevented from maintaining occupancy of the leased premises or utilizing the leased equipment. Although the obligations may be secured by the leased equipment or facilities, the disposition of the property in the event of nonappropriation or foreclosure might prove difficult, time consuming and costly, and result in an unsatisfactory or delayed recoupment of the Portfolio's original investment.

Certificates of participation represent undivided interests in municipal leases, installment purchase contracts or other instruments. The certificates are typically issued by a trust or other entity which has received an assignment of the payments to be made by the state or political subdivision under such leases or installment purchase contracts.

Certain municipal lease obligations and certificates of participation may be deemed illiquid for the purpose of the Portfolio's respective limitations on investments in illiquid securities. Other municipal lease obligations and certificates of participation acquired by the Portfolio may be determined by the Specialist Manager, pursuant to guidelines adopted by the Board, to be liquid securities for the purpose of such Portfolio's limitation on investments in illiquid securities. In determining the liquidity of municipal lease obligations and certificates of participation, the Specialist Manager will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades or quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Specialist Manager will consider factors unique to particular lease obligations and certificates of participation affecting the marketability thereof. These include the general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Portfolio. The Portfolio may not invest more than 5% of its net assets in municipal leases. The Portfolio may purchase participations in municipal securities held by a commercial bank or other financial institution. Such participations provide the Portfolio with the right to a pro rata undivided interest in the underlying municipal securities. In addition, such participations generally provide the Portfolio with the right to demand payment, on not more than seven days notice, of all or any part of the Portfolio's participation interest in the underlying municipal security, plus accrued interest.

Municipal Notes. Municipal securities in the form of notes generally are used to provide for short-term capital needs, in anticipation of an issuer's receipt of other revenues or financing, and typically have maturities of up to three years. Such instruments may include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Tax and Revenue Anticipation Notes and Construction Loan Notes. Tax Anticipation Notes are issued to finance the working capital needs of governments. Generally, they are issued in anticipation of various tax revenues, such as income, sales, property, use and business taxes, and are payable from these specific future taxes. Revenue Anticipation Notes are issued in expectation of receipt of other kinds of revenue, such as federal revenues available under federal revenue sharing programs. Bond Anticipation Notes are issued to provide interim financing until long-term bond financing can be arranged. In most cases, the long-term bonds then provide the funds needed for repayment of the notes. Tax and Revenue Anticipation Notes combine the funding sources of both Tax Anticipation Notes and Revenue Anticipation Notes. Construction Loan Notes are sold to provide construction financing. These notes are secured by mortgage notes insured by the Federal Housing Authority; however, the proceeds from the insurance may be less than the economic equivalent of the payment of principal and interest on the mortgage note if there has been a default. The obligations of an issuer of municipal notes are generally secured by the anticipated revenues from taxes, grants or bond financing. An investment in such instruments, however, presents a risk that the anticipated revenues will not be received or that such revenues will be insufficient to satisfy the issuer's payment obligations under the notes or that refinancing will be otherwise unavailable.

Tax-Exempt Commercial Paper. Issues of tax-exempt commercial paper typically represent short-term, unsecured, negotiable promissory notes. These obligations are issued by state and local governments and their agencies to finance working capital needs of municipalities or to provide interim construction financing and are paid from general revenues of municipalities or are refinanced with long-term debt. In most cases, tax-exempt commercial paper is backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or other institutions.

Pre-Refunded Municipal Securities. The principal of and interest on municipal securities that have been pre-refunded are no longer paid from the original revenue source for the securities. Instead, after pre-refunding, the source of such payments is typically an escrow fund consisting of obligations issued or guaranteed by the U.S. Government. The assets in the escrow fund are derived from the proceeds of refunding bonds issued by the same issuer as the pre-refunded municipal securities. Issuers of municipal securities use this advance refunding technique to obtain more favorable terms with respect to securities that are not yet subject to call or redemption by the issuer. For example, advance refunding enables an issuer to refinance debt at lower market interest rates, restructure debt to improve cash flow or eliminate restrictive covenants in the indenture or other governing instrument for the pre-refunded municipal securities. However, except for a change in the revenue source from which principal and interest payments are made, the pre-refunded municipal securities remain outstanding on their original terms until they mature or are redeemed by the issuer. Pre-refunded municipal securities are usually purchased at a price which represents a premium over their face value.

Tender Option Bonds. A tender option bond is a municipal security (generally held pursuant to a custodial arrangement) having a relatively long maturity and bearing interest at a fixed rate substantially higher than prevailing short-term tax-exempt rates. The bond is typically issued in conjunction with the agreement of a third party, such as a bank, broker-dealer or other financial institution, pursuant to which such institution grants the security holders the option, at periodic intervals, to tender their securities to the institution and receive the face value thereof.

As consideration for providing the option, the financial institution receives periodic fees equal to the difference between the bond's fixed coupon rate and the rate, as determined by a remarketing or similar agent at or near the commencement of such period, that would cause the securities, coupled with the tender option, to trade at par on the date of such determination. Thus, after payment of this fee, the security holder effectively holds a demand obligation that bears interest at the prevailing short-term tax-exempt rate. However, an institution will not be obligated to accept tendered bonds in the event of certain defaults or a significant downgrade in the credit rating assigned to the issuer of the bond. The liquidity of a tender option bond is a function of the credit quality of both the bond issuer and the financial institution providing liquidity. Tender option bonds are deemed to be liquid unless, in the opinion of the Specialist Manager, the credit quality of the bond issuer and the financial institution is deemed, in light of the Portfolio's credit quality requirements, to be inadequate. The Portfolio intends to invest only in tender option bonds the interest on which will, in the opinion of bond counsel, counsel for the issuer of interests therein or counsel selected by the Specialist Manager, be exempt from regular federal income tax. However, because there can be no assurance that the Internal Revenue Service ("IRS") will agree with such counsel's opinion in any particular case, there is a risk that an Income Portfolio will not be considered the owner of such tender option bonds and thus will not be entitled to treat such interest as exempt from such tax. Additionally, the federal income tax treatment of certain other aspects of these investments, including the proper tax treatment of tender option bonds and the associated fees, in relation to various regulated investment company tax provisions is unclear. The Portfolio intends to manage its portfolio in a manner designed to eliminate or minimize any adverse impact from the tax rules applicable to these investments.

Auction Rate Securities. Auction rate securities consist of auction rate municipal securities and auction rate preferred securities issued by closed-end investment companies that invest primarily in municipal securities. Provided that the auction mechanism is successful, auction rate securities usually permit the holder to sell the securities in an auction at par value at specified intervals. The dividend is reset by "Dutch" auction in which bids are made by broker-dealers and other institutions for a certain amount of securities at a specified minimum yield. The dividend rate set by the auction is the lowest interest or dividend rate that covers all securities offered for sale. While this process is designed to permit auction rate securities to be traded at par value, there is the risk that an auction will fail due to insufficient demand for the securities.

Dividends on auction rate preferred securities issued by a closed-end fund may be designated as exempt from federal income tax to the extent they are attributable to tax-exempt interest income earned by the fund on the securities in its portfolio and distributed to holders of the preferred securities, provided that the preferred securities are treated as equity securities for federal income tax purposes and the closed-end fund complies with certain requirements under the Internal Revenue Code of 1986, as amended (the "Code"). For purposes of complying with the 20% limitation on the Portfolio's investments in taxable investments, auction rate preferred securities will be treated as taxable investments unless substantially all of the dividends on such securities are expected to be exempt from regular federal income taxes.

The Portfolio's investments in auction rate preferred securities of closed-end funds are subject to limitations on investments in other U.S. registered investment companies, which limitations are prescribed by the Investment Company Act. These limitations include prohibitions against acquiring more than 3% of the voting securities of any other such investment company, and investing more than 5% of the Portfolio's total assets in securities of any one such investment company or more than 10% of its total assets in securities of all such investment companies. The Portfolio will indirectly bear its proportionate share of any management fees paid by such closed-end funds in addition to the advisory fee payable directly by the Portfolio.

Private Activity Bonds. Certain types of municipal securities, generally referred to as industrial development bonds (and referred to under current tax law as private activity bonds), are issued by or on behalf of public authorities to obtain funds for privately-operated housing facilities, airport, mass transit or port facilities, sewage disposal, solid waste disposal or hazardous waste treatment or disposal facilities and certain local facilities for water supply, gas or electricity. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute municipal securities, although the current federal tax laws place substantial limitations on the size of such issues. The interest from certain private activity bonds owned by the Portfolio (including the Portfolio's distributions attributable to such interest) may be a preference item for purposes of the alternative minimum tax.

Mortgage-Backed and Asset-Backed Securities.

Mortgage-Backed Securities. The Portfolio may invest in mortgage-backed securities, including derivative instruments. Mortgage-backed securities represent direct or indirect participations in or obligations collateralized by and payable from mortgage loans secured by real property. The Portfolio may invest in mortgage-backed securities issued or guaranteed by U.S. Government agencies or instrumentalities such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage Corporation ("FHLMC") and Federal Home Loan Banks. Obligations of GNMA are backed by the full faith and credit of the U.S. Government. Obligations of FNMA, FHLMC and Federal Home Loan Banks are not backed by the full faith and credit of the U.S. Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of Federally insured mortgage loans with a maximum maturity of 30 years. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest.

Mortgage-backed securities include securities issued by non-governmental entities including collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). CMOs are securities collateralized by mortgages, mortgage pass-throughs, mortgage pay-through bonds (bonds representing an interest in a pool of mortgages where the cash flow generated from the mortgage collateral pool is dedicated to bond repayment), and mortgage-backed bonds (general obligations of the issuers payable out of the issuers' general funds and additionally secured by a first lien on a pool of single family detached properties). Many CMOs are issued with a number of classes or series which have different maturities and are retired in sequence. Investors purchasing such CMOs in the shortest maturities receive or are credited with their pro rata portion of the unscheduled prepayments of principal up to a predetermined portion of the total CMO obligation. Until that portion of such CMO obligation is repaid, investors in the longer maturities receive interest only. Accordingly, the CMOs in the longer maturity series are less likely than other mortgage pass-throughs to be prepaid prior to their stated maturity. Although some of the mortgages underlying CMOs may be supported by various types of insurance, and some CMOs may be backed by GNMA certificates or other mortgage pass-throughs issued or guaranteed by U.S. Government agencies or instrumentalities, the CMOs themselves are not generally guaranteed. REMICs are private entities formed for the purpose of holding a fixed pool of mortgages secured by an interest in real property. REMICs are similar to CMOs in that they issue multiple classes of securities, including "regular" interests and "residual" interests. The Portfolios do not intend to acquire residual interests in REMICs under current tax law, due to certain disadvantages for regulated investment companies that acquire such interests.

Mortgage-backed securities are subject to unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Specialist Manager believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment, it will be deemed to have a remaining maturity of three years or less if the average life, as estimated by the Specialist Manager, is three years or less at the time of purchase of the security by the Portfolio. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the appropriate housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. Although the Specialist Manager will monitor the average life of the portfolio securities of the Portfolio with a portfolio maturity policy and make needed adjustments to comply with such Portfolio's policy as to average dollar weighted portfolio maturity, there can be no assurance that the average life of portfolio securities as estimated by the Specialist Manager will be the actual average life of such securities.

Asset-Backed Securities. The Portfolio may invest in asset-backed securities, which represent participations in, or are secured by and payable from, pools of assets including company receivables, truck and auto loans, leases and credit card receivables. The asset pools that back asset-backed securities are securitized through the use of privately-formed trusts or special purpose corporations. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present. Certain asset backed securities may be considered derivative instruments.

Real Estate Investment Trusts ("REITs"). REITs are pooled investment vehicles that invest the majority of their assets directly in real property and/or in loans to building developers. They derive income primarily from the collection of rents and/or interest on loans. Equity REITs can also realize capital gains by selling property that has appreciated in value. Similar to investment companies, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. The Portfolio will indirectly bear its proportionate share of expenses incurred by REITs in which the Portfolio invests in addition to the expenses incurred directly by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. First, the value of a REIT may be affected by changes in the value of the underlying property owned by the REITs. In addition, REITs are dependent upon management skills, are not diversified, are subject to heavy cash flow dependency, default by borrowers and self-liquidation. REITs are also subject to the possibilities of failing to qualify for tax-free pass-through of income under the Code and failing to maintain their exemption from registration under the Investment Company Act.

Investment in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the Standard & Poor's 500 Composite Stock Price Index (the "S&P Index").

Money Market Instruments.

Repurchase Agreements. Repurchase Agreements may be used for temporary investment purposes. Under the terms of a typical repurchase agreement, the Portfolio would acquire an underlying debt security for a relatively short period (usually not more than one week), subject to an obligation of the seller to repurchase that security and the obligation of the Portfolio to resell that security at an agreed-upon price and time. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the Portfolio's ability to dispose of the underlying securities. The Specialist Manager, in accordance with guidelines adopted by the Board, monitors the creditworthiness of those banks and non-bank dealers with which the Portfolio may enter into repurchase agreements. The Trust also monitors the market value of the securities underlying any repurchase agreement to ensure that the repurchase obligation of the seller is adequately collateralized.

Repurchase agreements may be entered into with primary dealers in U.S. government securities who meet credit guidelines established by the Board (each a "repo counterparty"). Under each repurchase agreement, the repo counterparty will be required to maintain, in an account with the Trust's custodian bank, securities that equal or exceed the repurchase price of the securities subject to the repurchase agreement. The Portfolio will generally enter into repurchase agreements with short durations, from overnight to one week, although securities subject to repurchase agreements generally have longer maturities. The Portfolio may not enter into a repurchase agreement with more than seven days to maturity if, as a result, more than 15% of the value of its net assets would be invested in illiquid securities including such repurchase agreements. For purposes of the Investment Company Act, a repurchase agreement may be deemed a loan to the repo counterparty. It is not clear whether, in the context of a bankruptcy proceeding involving a repo counterparty, a court would consider a security acquired by the Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for such a "loan." If a court were to characterize the transaction as a loan, and the Portfolio has not perfected a security interest in the security acquired, the Portfolio could be required to turn the security acquired over to the bankruptcy trustee and be treated as an unsecured creditor of the repo counterparty. As an unsecured creditor, the Portfolio would be at the risk of losing some or all of the principal and income involved in the transaction. In the event of any such bankruptcy or insolvency proceeding involving a repo counterparty with whom the Portfolio has outstanding repurchase agreements, the Portfolio may encounter delays and incur costs before being able to sell securities acquired subject to such repurchase agreements. Any such delays may involve loss of interest or a decline in price of the security so acquired.

Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the repo counterparty may fail to repurchase the security. However, the Portfolio will always receive as collateral for any repurchase agreement to which it is a party securities acceptable to it, the market value of which is equal to at least 102% of the repurchase price, and the Portfolio will make payment against such securities only upon physical delivery or evidence of book entry transfer of such collateral to the account of its custodian bank. If the market value of the security subject to the repurchase agreement falls below the repurchase price the Trust will direct the repo counterparty to deliver to the Trust's custodian additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price.

Commercial Paper. Commercial paper is a short-term, unsecured negotiable promissory note of a U.S. or non-U.S. issuer. The Portfolio may purchase commercial paper for temporary purposes. The Portfolio may similarly invest in variable rate master demand notes which typically are issued by large corporate borrowers and which provide for variable amounts of principal indebtedness and periodic adjustments in the interest rate. Demand notes are direct lending arrangements between the Portfolio and an issuer, and are not normally traded in a secondary market. The Portfolio, however, may demand payment of principal and accrued interest at any time. In addition, while demand notes generally are not rated, their issuers must satisfy the same criteria as those that apply to issuers of commercial paper. The Specialist Manager will consider the earning power, cash flow and other liquidity ratios of issuers of demand notes and continually will monitor their financial ability to meet payment on demand. See also "Variable and Floating Rate Instruments," below.

Bank Obligations. Bank Obligations may include certificates of deposit, time deposits and bankers' acceptances. Certificates of Deposit ("CDs") are short-term negotiable obligations of commercial banks. Time Deposits ("TDs") are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Bankers' acceptances are time drafts drawn on commercial banks by borrowers usually in connection with international transactions. U.S. commercial banks organized under federal law are supervised and examined by the Comptroller of the Currency and are required to be members of the Federal Reserve System and to be insured by the Federal Deposit Insurance Corporation (the "FDIC"). U.S. banks organized under state law are supervised and examined by state banking authorities but are members of the Federal Reserve System only if they elect to join. Most state banks are insured by the FDIC (although such insurance may not be of material benefit to the Portfolio, depending upon the principal amount of CDs of each bank held by the Portfolio) and are subject to federal examination and to a substantial body of federal law and regulation. As a result of governmental regulations, U.S. branches of U.S. banks, among other things, generally are required to maintain specified levels of reserves, and are subject to other supervision and regulation designed to promote financial soundness. U.S. savings and loan associations, the CDs of which may be purchased by the Portfolios, are supervised and subject to examination by the Office of Thrift Supervision. U.S. savings and loan associations are insured by the Savings Association Insurance Portfolio which is administered by the FDIC and backed by the full faith and credit of the U.S. Government.

Variable and Floating Rate Instruments. Short-term variable rate instruments (including floating rate instruments) from banks and other issuers may be used for temporary investment purposes, or longer-term variable and floating rate instruments may be used in furtherance of the Portfolio's investment objectives. A "variable rate instrument" is one whose terms provide for the adjustment of its interest rate on set dates and which, upon such adjustment, can reasonably be expected to have a market value that approximates its par value. A "floating rate instrument" is one whose terms provide for the adjustment of its interest rate whenever a specified interest rate changes and which, at any time, can reasonably be expected to have a market value that approximates its par value. These instruments may include variable amount master demand notes that permit the indebtedness to vary in addition to providing for periodic adjustments in the interest rates.

Variable rate instruments are generally not rated by nationally recognized ratings organizations. The Specialist Manager will consider the earning power, cash flows and other liquidity ratios of the issuers and guarantors of such instruments and, if the instrument is subject to a demand feature, will continuously monitor their financial ability to meet payment on demand. Where necessary to ensure that a variable or floating rate instrument is equivalent to the quality standards applicable to the Portfolio's fixed income investments, the issuer's obligation to pay the principal of the instrument will be backed by an unconditional bank letter or line of credit, guarantee or commitment to lend. Any bank providing such a bank letter, line of credit, guarantee or loan commitment will meet the Portfolio's investment quality standards relating to investments in bank obligations. The Portfolio will invest in variable and floating rate instruments only when the appropriate Specialist Manager deems the investment to involve minimal credit risk. The Specialist Manager will also continuously monitor the creditworthiness of issuers of such instruments to determine whether the Portfolio should continue to hold the investments.

The absence of an active secondary market for certain variable and floating rate notes could make it difficult to dispose of the instruments, and the Portfolio could suffer a loss if the issuer defaults or during periods in which the Portfolio is not entitled to exercise its demand rights. Variable and floating rate instruments held by the Portfolio will be subject to the Portfolio's limitation on investments in illiquid securities when a reliable trading market for the instruments does not exist and the Portfolio may not demand payment of the principal amount of such instruments within seven days. If an issuer of a variable rate demand note defaulted on its payment obligation, the Portfolio might be unable to dispose of the note and a loss would be incurred to the extent of the default.

Other Fixed Income Securities and Strategies.

Custodial Receipts. Custodial Receipts are U.S. government securities and their unmatured interest coupons that have been separated ("stripped") by their holder, typically a custodian bank or investment brokerage firm. Having separated the interest coupons from the underlying principal of the U.S. government securities, the holder will resell the stripped securities in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRs") and "Certificate of Accrual on Treasury Securities" ("CATS"). The stripped coupons are sold separately from the underlying principal, which is usually sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (cash) payments. The underlying U.S. Treasury bonds and notes themselves are generally held in book-entry form at a Federal Reserve Bank. Counsel to the underwriters of these certificates or other evidences of ownership of U.S. Treasury securities have stated that, in their opinion, purchasers of the stripped securities most likely will be deemed the beneficial holders of the underlying U.S. government securities for federal tax and securities purposes. In the case of CATS and TIGRs, the IRS has reached this conclusion for the purpose of applying the tax diversification requirements applicable to regulated investment companies such as the Portfolios. CATS and TIGRs are not considered U.S. government securities by the staff of the Commission. Further, the IRS conclusion noted above is contained only in a general counsel memorandum, which is an internal document of no precedential value or binding effect, and a private letter ruling, which also may not be relied upon by the Portfolio. The Trust is not aware of any binding legislative, judicial or administrative authority on this issue.

When-Issued Securities. Fixed income securities may be purchased on a "when-issued" basis. The price of securities purchased on a when-issued basis, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities takes place at a later date. Normally, the settlement date occurs within one month of the purchase. At the time a commitment to purchase a security on a when-issued basis is made, the transaction is recorded and the value of the security will be reflected in determining net asset value. No payment is made by the purchaser, however, until settlement. The market value of the when-issued securities may be more or less than the purchase price. The Trust does not believe that net asset value or income will be adversely affected by the purchase of securities on a when-issued basis.

Loan Participations and Assignments. Loan Participations typically will result in the Portfolio having a contractual relationship only with the lender, not with the borrower. The Portfolio will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, the Portfolio generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Portfolio may not benefit directly from any collateral supporting the loan in which it has purchased the Participation. As a result, the Portfolio will assume the credit risk of both the borrower and the lender that is selling the Participation. In the event of the insolvency of the lender selling a Participation, the Portfolio may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. The Portfolio will acquire Loan Participations only if the lender interpositioned between the Portfolio and the borrower is determined by the applicable Specialist Manager to be creditworthy. When the Portfolio purchases Assignments from lenders, the Portfolio will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

The Portfolio may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Portfolio anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Portfolio's ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower. In valuing a Loan Participation or Assignment held by the Portfolio for which a secondary trading market exists, the Portfolio will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Portfolio's Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Structured Products. One common type of security is a "structured" product. Structured products, such as structured notes, generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities.

Zero Coupon Securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Zero coupon securities may have conversion features. Zero coupon securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will generally not be considered illiquid for the purposes of the Portfolio's limitation on investments in illiquid securities.

Hedging Instruments.

Options. To the extent indicated in the Prospectus, the Portfolio may, consistent with its investment objectives and policies, use options on securities and securities indexes to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases, including to achieve market exposure, pending direct investment in securities. The Portfolio may use options only in a manner consistent with its investment objective and policies and may not invest more than 10% of its total assets in option purchases. Options may be used only for the purpose of reducing investment risk and not for speculative purposes. The following discussion sets forth certain information relating to the types of options that the Portfolio may use, together with the risks that may be associated with their use.

About Options on Securities. A call option is a short-term contract pursuant to which the purchaser of the option, in return for a premium, has the right to buy the security underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation, upon exercise of the option during the option period, to deliver the underlying security against payment of the exercise price. A put option is a similar contract that gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put option, who receives the premium, has the obligation, upon exercise of the option during the option period, to buy the underlying security at the exercise price. Options may be based on a security, a securities index or a currency. Options on securities are generally settled by delivery of the underlying security whereas options on a securities index or currency are settled in cash. Options may be traded on an exchange or in the over-the-counter markets.

Option Purchases. Call options on securities may be purchased in order to fix the cost of a future purchase. In addition, call options may be used as a means of participating in an anticipated advance of a security on a more limited risk basis than would be possible if the security itself were purchased. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the amount of loss, if any, to the amount of the option premium paid. Conversely, if the market price of the underlying security rises and the call is exercised or sold at a profit, that profit will be reduced by the amount initially paid for the call.

Put options may be purchased in order to hedge against a decline in market value of a security held by the purchasing Portfolio. The put effectively guarantees that the underlying security can be sold at the predetermined exercise price, even if that price is greater than the market value at the time of exercise. If the market price of the underlying security increases, the profit realized on the eventual sale of the security will be reduced by the premium paid for the put option. Put options may also be purchased on a security that is not held by the purchasing portfolio in anticipation of a price decline in the underlying security. In the event the market value of such security declines below the designated exercise price of the put, the purchasing portfolio would then be able to acquire the underlying security at the market price and exercise its put option, thus realizing a profit. In order for this strategy to be successful, however, the market price of the underlying security must decline so that the difference between the exercise price and the market price is greater than the option premium paid.

Option Writing. Call options may be written (sold) by the Portfolio. Generally, calls will be written only when, in the opinion of the Specialist Manager, the call premium received, plus anticipated appreciation in the market price of the underlying security up to the exercise price of the call, will be greater than the appreciation in the price of the underlying security.

Put options may also be written. This strategy will generally be used when it is anticipated that the market value of the underlying security will remain higher than the exercise price of the put option or when a temporary decrease in the market value of the underlying security is anticipated and, in the view of the Specialist Manager, it would not be appropriate to acquire the underlying security. If the market price of the underlying security rises or stays above the exercise price, it can be expected that the purchaser of the put will not exercise the option and a profit, in the amount of the premium received for the put, will be realized by the writer of the put. However, if the market price of the underlying security declines or stays below the exercise price, the put option may be exercised and the portfolio that sold the put will be obligated to purchase the underlying security at a price that may be higher than its current market value. All option writing strategies will be employed only if the option is "covered." For this purpose, "covered" means that, so long as the Portfolio that has written (sold) the option is obligated as the writer of a call option, it will (1) own the security underlying the option; or (2) hold on a share-for-share basis a call on the same security, the exercise price of which is equal to or less than the exercise price of the call written. In the case of a put option, the Portfolio that has written (sold) the put option will (1) maintain cash or cash equivalents in an amount equal to or greater than the exercise price; or (2) hold on a share-for share basis, a put on the same security as the put written provided that the exercise price of the put held is equal to or greater than the exercise price of the put written.

Options on Securities Indices. Options on securities indices may by used in much the same manner as options on securities. Index options may serve as a hedge against overall fluctuations in the securities markets or market sectors, rather than anticipated increases or decreases in the value of a particular security. Thus, the effectiveness of techniques using stock index options will depend on the extent to which price movements in the securities index selected correlate with price movements of the Portfolio to be hedged. Options on stock indices are settled exclusively in cash.

Risk Factors Relating to the Use of Options Strategies. The premium paid or received with respect to an option position will reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period, supply and demand, and interest rates. Moreover, the successful use of options as a hedging strategy depends upon the ability to forecast the direction of market fluctuations in the underlying securities, or in the case of index options, in the market sector represented by the index selected.

Under normal circumstances, options traded on one or more of the several recognized options exchanges may be closed by effecting a "closing purchase transaction," (i.e., by purchasing an identical option with respect to the underlying security in the case of options written and by selling an identical option on the underlying security in the case of options purchased). A closing purchase transaction will effectively cancel an option position, thus permitting profits to be realized on the position, to prevent an underlying security from being called from, or put to, the writer of the option or, in the case of a call option, to permit the sale of the underlying security. A profit or loss may be realized from a closing purchase transaction, depending on whether the overall cost of the closing transaction (including the price of the option and actual transaction costs) is less or more than the premium received from the writing of the option. It should be noted that, in the event a loss is incurred in a closing purchase transaction, that loss may be partially or entirely offset by the premium received from a simultaneous or subsequent sale of a different call or put option. Also, because increases in the market price of an option will generally reflect increases in the market price of the underlying security, any loss resulting from a closing purchase transaction is likely to be offset in whole or in part by appreciation of the underlying security held. Options will normally have expiration dates between three and nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities at the time the options are written. Options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or a closing purchase transaction is effected with respect to that position, a loss will be realized in the amount of the premium paid.

Futures Contracts And Related Instruments. To the extent indicated in the Prospectus, the Portfolio may use futures contracts and options on futures contracts to reduce the risks associated with the types of securities in which each is authorized to invest and/or in anticipation of future purchases. The Portfolio may invest in futures-related instruments only for hedging purposes and not for speculation and only in a manner consistent with its investment objective and policies. In particular, the Portfolio may not commit more than 5% of its net assets, in the aggregate, to margin deposits on futures contracts or premiums for options on futures contracts. The following discussion sets forth certain information relating to the types of futures contracts that the Portfolio may use, together with the risks that may be associated with their use.

About Futures Contracts and Options on Futures Contracts. A futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept, delivery of the specified type of security or currency called for in the contract at a specified future time and at a specified price. In practice, however, contracts relating to financial instruments or currencies are closed out through the use of closing purchase transactions before the settlement date and without delivery or the underlying security or currency. In the case of futures contracts based on a securities index, the contract provides for "delivery" of an amount of cash equal to the dollar amount specified multiplied by the difference between the value of the underlying index on the settlement date and the price at which the contract was originally fixed.

Futures Contracts on Debt Securities. Futures contracts on debt securities, often referred to as "interest rate futures," obligate the seller to deliver a specific type of debt security called for in the contract, at a specified future time. A public market now exists for futures contracts covering a number of debt securities, including long-term U.S. Treasury bonds, ten-year U.S. Treasury notes, and three-month U.S. Treasury bills, and additional futures contracts based on other debt securities or indices of debt securities may be developed in the future. Such contracts may be used to hedge against changes in the general level of interest rates. For example, the Portfolio may purchase such contracts when it wishes to defer a purchase of a longer-term bond because short-term yields are higher than long-term yields. Income would thus be earned on a short-term security and minimize the impact of all or part of an increase in the market price of the long-term debt security to be purchased in the future. A rise in the price of the long-term debt security prior to its purchase either would be offset by an increase in the value of the contract purchased by the Portfolio or avoided by taking delivery of the debt securities underlying the futures contract. Conversely, such a contract might be sold in order to continue to receive the income from a long-term debt security, while at the same time endeavoring to avoid part or all of any decline in market value of that security that would occur with an increase in interest rates. If interest rates did rise, a decline in the value of the debt security would be substantially offset by an increase in the value of the futures contract sold.

Options on Futures Contracts. An option on a futures contract gives the purchaser the right, in return for the premium, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put) at a specified price at any time during the period of the option. The risk of loss associated with the purchase of an option on a futures contract is limited to the premium paid for the option, plus transaction cost. The seller of an option on a futures contract is obligated to a broker for the payment of initial and variation margin in amounts that depend on the nature of the underlying futures contract, the current market value of the option, and other futures positions held by the Portfolio. Upon exercise of the option, the option seller must deliver the underlying futures position to the holder of the option, together with the accumulated balance in the seller's futures margin account that represents the amount by which the market price of the underlying futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option involved. If an option is exercised on the last trading day prior to the expiration date of the option, settlement will be made entirely in cash equal to the difference between the exercise price of the option and the value at the close of trading on the expiration date.

Risk Considerations Relating to Futures Contracts and Related Instruments. Participants in the futures markets are subject to certain risks. Positions in futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange): no secondary market exists for such contracts. In addition, there can be no assurance that a liquid market will exist for the contracts at any particular time. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of that portion of the securities being hedged, if any, may partially or completely offset losses on the futures contract.

As noted above, there can be no assurance that price movements in the futures markets will correlate with the prices of the underlying securities positions. In particular, there may be an imperfect correlation between movements in the prices of futures contracts and the market value of the underlying securities positions being hedged. In addition, the market prices of futures contracts may be affected by factors other than interest rate changes and, as a result, even a correct forecast of interest rate trends might not result in a successful hedging strategy. If participants in the futures market elect to close out their contracts through offsetting transactions rather than by meeting margin deposit requirements, distortions in the normal relationship between debt securities and the futures markets could result. Price distortions could also result if investors in the futures markets opt to make or take delivery of the underlying securities rather than engage in closing transactions because such trend might result in a reduction in the liquidity of the futures market. In addition, an increase in the participation of speculators in the futures market could cause temporary price distortions.

The risks associated with options on futures contracts are similar to those applicable to all options and are summarized above under the heading "Hedging Through the Use of Options: Risk Factors Relating to the Use of Options Strategies." In addition, as is the case with futures contracts, there can be no assurance that (1) there will be a correlation between price movements in the options and those relating to the underlying securities; (2) a liquid market for options held will exist at the time when the Portfolio may wish to effect a closing transaction; or (3) predictions as to anticipated interest rate or other market trends on behalf of the Portfolio will be correct.

Margin and Segregation Requirements Applicable to Futures Related Transactions. When a purchase or sale of a futures contract is made by the Portfolio, it is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Portfolio upon termination of the contract, assuming all contractual obligations have been satisfied. The Portfolio expects to earn interest income on its initial margin deposits. A futures contract held by the Portfolio is valued daily at the official settlement price of the exchange on which it is traded. Each day the Portfolio pays or receives cash, called "variation margin" equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Portfolio but is instead a settlement between the Portfolio and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, the Portfolio will value its open futures positions at market.

The Portfolio will not enter into a futures contract or an option on a futures contract if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Portfolio's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U.S. government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Portfolio may "cover" its position by purchasing a put option on the same futures contract with a strike price as high as or higher than the price of the contract held by the Portfolio. When selling a futures contract, the Portfolio will similarly maintain liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Portfolio may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, the Portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Portfolio to purchase the same futures contract at a price no higher than the price of the contract written by that Portfolio (or at a higher price if the difference is maintained in liquid assets with the Trust's custodian).

When selling a call option on a futures contract, the Portfolio will maintain, either with its custodian bank or, if permitted, a broker, and will mark-to-market on a daily basis, cash, U. S. Government securities, or other highly liquid securities that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Portfolio may cover its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Portfolio to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Portfolio.

When selling a put option on a futures contract, the Portfolio will similarly maintain cash, U.S. government securities, or other highly liquid securities that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Portfolio may cover the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Portfolio.

Other Hedging Instruments. As permitted under the Investment Company Act, the Portfolio may invest up to 5% of its total assets in securities of other investment companies but may not acquire more than 3% of the voting securities of the investment company. Generally, the Portfolios do not make such investments. Certain of the Portfolios may, however, invest in instruments known as Standard & Poor's Depositary Receipts ("SPDRs") or iShares as part of each portfolio's overall hedging strategies. Such strategies are designed to reduce certain risks that would otherwise be associated with the investments in the types of securities in which the Portfolio invests and/or in anticipation of future purchases, including to achieve market exposure pending direct investment in securities, provided that the use of such strategies are not for speculative purposes and are otherwise consistent with the investment policies and restrictions adopted by the Portfolio. SPDRs are interests in a unit investment trust ("UIT") that may be obtained from the UIT or purchased in the secondary market (SPDRs are listed on the American Stock Exchange). The UIT will issue SPDRs in aggregations known as "Creation Units" in exchange for a "Portfolio Deposit" consisting of (a) the Portfolio of securities substantially similar to the component securities ("Index Securities") of the S&P Index, (b) a cash payment equal to a pro rata portion of the dividends accrued on the UIT's portfolio securities since the last dividend payment by the UIT, net of expenses and liabilities, and (c) a cash payment or credit, called a "Balancing Amount") designed to equalize the net asset value of the S&P Index and the net asset value of the Portfolio Deposit. SPDRs are not individually redeemable, except upon termination of the UIT. To redeem, the Portfolio must accumulate enough SPDRs to reconstitute a Creation Unit. The liquidity of small holdings of SPDRs, therefore, will depend upon the existence of a secondary market. Upon redemption of a Creation Unit, the Portfolio will receive Index Securities and cash identical to the Portfolio Deposit required of an investor wishing to purchase a Creation Unit that day. The price of SPDRs is derived from and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by the Portfolios could result in losses on SPDRs. Trading in SPDRs involves risks similar to those risks involved in the writing of options on securities. iShares(R)* are exchange-traded funds, traded on the American Stock Exchange, Chicago Board Options Exchange and New York Stock Exchange. iShares are not actively managed. Rather, an iShares' objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by iShares at times when an actively managed trust would not do so. As a result, you can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the iShares portfolio was not fully invested in such securities. Because of this, the price of iShares can be volatile, and the Portfolio may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such iShares. In addition, the results of an iShares investment will not match the performance of the specified index due to reductions in the iShares' performance attributable to transaction and other expenses, including fees paid by the iShares portfolio to service providers.

iShares is a registered investment company unaffiliated with the Portfolio, each of which seeks to replicate the performance of a stock market index or a group of stock markets in a particular geographic area. Thus, investment in iShares offers, among other things, an efficient means to achieve diversification to a particular industry that would otherwise only be possible through a series of transactions and numerous holdings. Although similar diversification benefits may be achieved through an investment in another investment company, exchange-traded funds generally offer greater liquidity and lower expenses. Because an exchange-traded fund charges its own fees and expenses, fund shareholders will indirectly bear these costs. The Portfolios will also incur brokerage commissions and related charges when purchasing shares in an exchange-traded fund in secondary market transactions. Unlike typical investment company shares, which are valued once daily, shares in an exchange-traded fund may be purchased or sold on a listed securities exchange throughout the trading day at market prices that are generally close to net asset value. See "About Exchange-Traded Funds" for information regarding the risks associated with investment in an exchange-traded fund.

Because exchange-traded funds are investment companies, investment in such funds would, absent exemptive relief, be limited under applicable Federal statutory provisions. Those provisions restrict a fund's investment in the shares of another investment company to up to 5% of its total assets (which may represent no more than 3% of the securities of such other investment company) and limit aggregate investments in all investment companies to 10% of total assets. The Portfolios may invest in iShares(R) in excess of the statutory limit in reliance on an exemptive order issued to that entity, provided that certain conditions are met.

----------
* iShares(R) is a registered trademark of Barclays Global Investors, N.A. ("BGI"). Neither BGI nor the iShares(R) Funds make any representations regarding the advisability of investing in an iShares(R) fund.

Exchange-Traded Funds ("ETFs")

These are securities that are issued by investment companies and traded on securities exchanges. ETFs are subject to market and liquidity risk.

Liquidity Risk. The risk that certain securities may be difficult or impossible to sell at the time and the price that would normally prevail in the market. The seller may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance. This includes the risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

Market Risk The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industrial sector of the economy or the market as a whole. Finally, key information about a security or market may be inaccurate or unavailable. This is particularly relevant to investments in foreign securities.

Non-Diversification

The Portfolio is classified as a non-diversified investment portfolio under the 1940 Act. As such, there is no limit on the percentage of assets which can be invested in any single issuer. An investment in one of these Funds, therefore, may entail greater risk than would exist in a diversified investment portfolio because the potential for a higher percentage of investments among fewer issuers may result in greater fluctuation in the total market value of the Fund's portfolio. Any economic, political, or regulatory developments affecting the value of the securities in a Fund's portfolio will have a greater impact on the total value of the portfolio than would be the case if the portfolio was diversified among more issuers. Each of the Funds intends to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). This undertaking requires that at the end of each quarter of a Fund's taxable year, with regard to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer; beyond that, no more than 25% of its total assets are invested in the securities of a single issuer.


                            INVESTMENT RESTRICTIONS

In addition to the investment objectives and policies of the Portfolio, the Portfolio is subject to certain investment restrictions both in accordance with various provisions of the Investment Company Act and guidelines adopted by the Board. These investment restrictions are summarized below. The following investment restrictions (1 though 10) are fundamental and cannot be changed with respect to any Portfolio without the affirmative vote of a majority of the Portfolio's outstanding voting securities as defined in the Investment Company Act.

The Portfolio may not:

1. Borrow money, except that the Portfolio (i) may borrow amounts, taken in the aggregate, equal to up to 5% of its total assets, from banks for temporary purposes (but not for leveraging or investment) and (ii) may engage in reverse repurchase agreements for any purpose, provided that (i) and (ii) in combination do not exceed 33 1/3% of the value of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings).

2. Mortgage, pledge or hypothecate any of its assets except in connection with any permitted borrowing, provided that this restriction does not prohibit escrow, collateral or margin arrangements in connection with the Portfolio's permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's Prospectus.

3. Issue senior securities, as defined in the Investment Company Act, provided that this restriction shall not be deemed to prohibit the Portfolio from making any permitted borrowing, mortgage or pledge, and provided further that the permitted use of options, futures contracts and similar derivative financial instruments described in the Trust's Prospectus shall not constitute issuance of a senior security.

4. Underwrite securities issued by others, provided that this restriction shall not be violated in the event that the Portfolio may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of portfolio securities.

5. Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments, provided that this shall not prevent the Portfolio from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business.

6. Purchase or sell commodities or commodity contracts, unless acquired as a result of ownership of securities or other instruments, provided that the Portfolio may purchase and sell futures contracts relating to financial instruments and currencies and related options in the manner described in the Trust's Prospectus.

7. Make loans to others, provided that this restriction shall not be construed to limit (a) purchases of debt securities or repurchase agreements in accordance with the Portfolio's investment objectives and policies; and (b) loans of portfolio securities in the manner described in the Trust's Prospectus.

8. Invest more than 25% of the market value of its assets in the securities of companies engaged in any one industry provided that this restriction does not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, repurchase agreements secured by such obligations or securities issued by other investment companies.

The following investment restrictions (11 through 14) reflect policies that have been adopted by the Trust, but which are not fundamental and may be changed by the Board, without shareholder vote.

9. The Portfolio may not make short sales of securities or maintain a short position, or purchase securities on margin, provided that this restriction shall not preclude the Trust from obtaining such short-term credits as may be necessary for the clearance of purchases and sales of its portfolio securities, and provided further that this restriction will not be applied to limit the use by the Portfolio of options, futures contracts and similar derivative financial instruments in the manner described in the Trust's Prospectus.

10. The Portfolio may not invest in securities of other investment companies except as permitted under the Investment Company Act.

11. Assets of the Portfolio that are allocated to a passive index strategy shall be invested in a manner that replicates the benchmark index assigned to that Portfolio, provided that derivative instruments may be used in order to gain market exposure pending investment in accordance with such strategy, and provided further that adherence to such passive index strategy shall not require the acquisition of any security if such acquisition would result in a violation of any investment restriction to which the Portfolio is otherwise subject or any provision of the Investment Company Act or rule promulgated thereunder.


12. The Portfolio may not invest more than 15% of the value of its net assets in illiquid securities (including repurchase agreements). A security will generally be deemed illiquid if it cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Trust has valued the investment.


13. The Portfolio has a non-fundamental investment policy obligating it to commit, under normal market conditions, at least 80% of its assets in municipal bonds. For purposes of such investment policy, "assets" includes the Portfolio's net assets, as well as any amounts borrowed for investment purposes. The Board has adopted a policy to provide investors with at least 60 days' notice prior to any change in such an investment policy. Any notice required to be delivered to shareholders of the Portfolio for the purpose of announcing an intended change in this non-fundamental policy will be provided in plain English in a separate written document. Each such notice will contain, in bold-face type and placed prominently in the document, the following statement: "Important Notice Regarding Change in Investment Policy." This statement will also appear on the envelope in which such notice is delivered.

An investment restriction applicable to a particular Portfolio shall not be deemed violated as a result of a change in the market value of an investment, the net or total assets of that Portfolio, or any other later change provided that the restriction was satisfied at the time the relevant action was taken. In order to permit the sale of its shares in certain states, the Trust may make commitments more restrictive than those described above. Should the Trust determine that any such commitment may no longer be appropriate, the Board will consider whether to revoke the commitment and terminate sales of its shares in the state involved.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

The Trust reserves the right in its sole discretion to suspend the continued offering of the Trust's shares and to reject purchase orders in whole or in part when in the judgment of the Board such action is in the best interest of the Trust. Payments to shareholders for shares of the Trust redeemed directly from the Trust will be made as promptly as possible but no later than seven days after receipt by the Trust's transfer agent of the written request in proper form, with the appropriate documentation as stated in the Prospectus, except that the Trust may suspend the right of redemption or postpone the date of payment during any period when (a) trading on the NYSE is restricted as determined by the SEC or such exchange is closed for other than weekends and holidays; (b) an emergency exists as determined by the SEC making disposal of portfolio securities or valuation of net assets of the Trust not reasonably practicable; or (c) for such other period as the SEC may permit for the protection of the Trust's shareholders. Each of the Portfolios reserves the right, if conditions exist which make cash payments undesirable, to honor any request for redemption or repurchase of the Trust's shares by making payment in whole or in part in readily marketable securities chosen by the Trust and valued in the same way as they would be valued for purposes of computing each Portfolio's net asset value. If such payment were made, an investor may incur brokerage costs in converting such securities to cash. The value of shares on redemption or repurchase may be more or less than the investor's cost, depending upon the market value of the Trust's portfolio securities at the time of redemption or repurchase.

                      PORTFOLIO TRANSACTIONS AND VALUATION

Portfolio Transactions. Subject to the general supervision of the Board, the Specialist Manager is responsible for placing orders for securities transactions for the Portfolio. Securities transactions involving stocks will normally be conducted through brokerage firms entitled to receive commissions for effecting such transactions. In placing portfolio transactions, the Specialist Manager will use its best efforts to choose a broker or dealer capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm's risk in positioning a block of securities, and other factors. In placing brokerage transactions, the Specialist Managers may, however, consistent with the interests of the Portfolio, select brokerage firms on the basis of the investment research, statistical and pricing services they provide to the Specialist Manager, which services may be used by the Specialist Manager in serving any of its investment advisory clients. In such cases, the Portfolio may pay a commission that is higher than the commission that another qualified broker might have charged for the same transaction, providing the Specialist Manager involved determines in good faith that such commission is reasonable in terms either of that transaction or the overall responsibility of the Specialist Manager to the Portfolio and such manager's other investment advisory clients. Transactions involving debt securities and similar instruments are expected to occur primarily with issuers, underwriters or major dealers acting as principals. Such transactions are normally effected on a net basis and do not involve payment of brokerage commissions. The price of the security, however, usually includes a profit to the dealer. Securities purchased in underwritten offerings include a fixed amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. When securities are purchased directly from or sold directly to an issuer, no commissions or discounts are paid. Because the Portfolio has not yet commenced operations, no brokerage commissions have been paid by the Portfolio

The Trust has adopted procedures pursuant to which the Portfolio is permitted to allocate brokerage transactions to affiliates of the various Specialist Managers of the various portfolios of the Trust. Under such procedures, commissions paid to any such affiliate must be fair and reasonable compared to the commission, fees or other remuneration paid to other brokers in connection with comparable transactions. The Portfolio's Specialist Manager is not affiliated with any brokerage firms to which brokerage transactions may, from time to time, be allocated.

In no instance will portfolio securities be purchased from or sold to Specialist Managers, Hirtle Callaghan or any affiliated person of the foregoing entities except to the extent permitted by applicable law or an order of the SEC. Investment decisions for the several Portfolios are made independently from those of any other client accounts (which may include mutual funds) managed or advised by a Specialist Manager. Nevertheless, it is possible that at times identical securities will be acceptable for both a portfolio of the Trust and one or more of such client accounts. In such cases, simultaneous transactions are inevitable. Purchases and sales are then averaged as to price and allocated as to amount according to a formula deemed equitable to each such account. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Portfolio is concerned, in other cases it is believed that the ability of the Portfolio to participate in volume transactions may produce better executions for such Portfolio.

Portfolio Turnover. Changes may be made in the holdings of the Portfolio consistent with its respective investment objectives and policies whenever, in the judgment of the Specialist Manager, such changes are believed to be in the best interests of the Portfolio. It is not anticipated that the annual portfolio turnover rate for the Portfolio will exceed 100% under normal circumstances.

The Portfolio may experience higher turnover due to the addition of a Specialist Manager to the Portfolio, a reallocation of Portfolio assets among Specialist Managers, or a replacement of one or more Specialist Managers. Additionally, the following investments may increase the Portfolio's turnover: (a) investing in certain types of derivative instruments; or (b) investing in U.S. government securities for short periods of time while determining appropriate longer term investments for the Portfolio. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities by the average monthly value of the Portfolio's securities. For purposes of this calculation, portfolio securities exclude all securities having a maturity when purchased of one year or less. Because the Portfolio has not commenced operations, it has no portfolio turnover rates to report.

Valuation. The net asset value per share of the Portfolio is determined once on each Business Day as of the close of the NYSE, which is normally 4 p.m. Eastern Time, on each day the NYSE is open for trading. The Trust does not expect to determine the net asset value of its shares on any day when the NYSE is not open for trading even if there is sufficient trading in its portfolio securities on such days to materially affect the net asset value per share.

In valuing the Trust's assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange or on NASDAQ are valued at the closing price on the business day as of which such value is being determined. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. Readily marketable securities traded only in the over-the-counter market and not on NASDAQ are valued at the current or last bid price. If no bid is quoted on such day, the security is valued by such method as the Board shall determine in good faith to reflect the security's fair value. All other assets of each Portfolio are valued in such manner as the Board in good faith deems appropriate to reflect their fair value. The net asset value per share of the Portfolio is calculated as follows: All liabilities incurred or accrued are deducted from the valuation of total assets which includes accrued but undistributed income; the resulting net asset value is divided by the number of shares outstanding at the time of the valuation and the result (adjusted to the nearest cent) is the net asset value per share.

Portfolio Holdings. The Trust maintains policies governing the timing and circumstances in which the portfolio investments held by the various Portfolios may be disclosed by the Trust. Under these policies, disclosure of portfolio holdings is not permitted except: (1) to provide information to the Trust's officers and service providers as necessary for the performance of their duties to the Trust (e.g., ensuring compliance with investment restrictions; computing the value of the Trust's assets); (2) to the extent that such information has previously been publicly disclosed in filings made with the SEC (e.g. annual and semi-annual shareholder reports on Form N-CSR and quarterly holdings reports on Form N-Q (collectively, "Required Holdings Reports")); (3) as otherwise necessary for the purpose of complying with federal law, (e.g. preparation of Required Holdings Reports); or (4) with the approval of the Trust's Chief Compliance officer, as noted below. These disclosure restrictions apply equally to individual and institutional investors, as well as intermediaries that distribute shares of the Trust.

Specifically, officers of the Trust, the organizations that provide investment advisory services to the respective Portfolios, those of their employees who are responsible for day-to-day portfolio management of such Portfolios or supervision of those organizations that provide administration, fund accounting, and transfer agency services to each of the Trust's Portfolios, as well as employees of such organizations will be afforded access to information relating to portfolio holdings as appropriate to their duties to the Trust. As noted elsewhere in the SAI, such persons are required to act in accordance with various Codes of Ethics which, among other things, require that such information be kept confidential and prohibit its use with respect to personal investment decisions. The Code of Ethics also requires all such persons to periodically report all of their personal securities holdings and transactions for verification of compliance with the Code of Ethics.

The Trust's Custodian, which is responsible for the safekeeping of the assets of the Trust's Portfolios and related services, and its employees will also have access to the portfolio holdings, as will employees of the Trust's registered independent public accountant in connection with the performance of their duties to the Trust. Additionally, attorneys engaged by the Trust to provide legal services to the Trust will generally be afforded access to portfolio holdings information in connection with the review of regulatory filings and, with the approval of the Chief Compliance Officer, as appropriate. No person is permitted to receive any compensation or consideration for the disclosure of portfolio holdings, although usual and customary compensation may be paid in connection with a service delivered, such as securities lending.

The Trust's Chief Compliance Officer may grant exceptions from the disclosure policies noted above under circumstances that will ensure that the information disclosed remains confidential and will be not be used for any investment related purpose. To the extent that rating and ranking organizations such as Standard & Poor's, Lipper, Bloomberg and/or Morningstar, Inc. request portfolio holdings information, the Trust will provide only such information as is already publicly available on the Trust's website or in public filings made with the SEC.

The Board of Directors will periodically review the Trust's procedures in connection with its overall review of the Trust's compliance procedures in order to ensure that any disclosure of portfolio holdings is made in the best interests of the Trust's shareholders.


                 ADDITIONAL INFORMATION ABOUT PORTFOLIO MANAGERS

Set forth below is information about those individuals (each of whom is referred to as a "portfolio manager") who are primarily responsible for day-to-day investment decisions relating to the Portfolio. All of the portfolio managers are employees of the Specialist Manager and not of Hirtle Callaghan.

As noted in the Prospectus, investment in the Trust is currently limited to clients of Hirtle Callaghan or a financial intermediary that has established a relationship with Hirtle Callaghan. Accordingly, unless otherwise noted, none of the portfolio managers owns any shares of the Portfolio of the Trust for which they are responsible.

The tables and text below disclose information about other accounts managed, compensation, and potential conflicts of interest. All information is as of December 8, 2005.

It should be noted that there are certain potential conflicts of interest which are generally applicable to all of the Specialist Managers. The conflicts arise from managing multiple accounts and include conflicts among investment strategies, conflicts in the allocation of investment opportunities and conflicts due to the differing assets levels or fee schedules of various accounts.


Breckinridge serves as a Specialist Manager for The Short-Term Municipal Bond Portfolio. Mr. Peter B. Coffin, president of Breckinridge and David Madigan and Martha Field Hodgman, both Senior Vice Presidents of Breckinridge, are responsible for making day-to-day investment decisions for The Short-Term Municipal Bond Portfolio.

Breckinridge manages portfolios on a team approach enabling any portfolio manager to make portfolio management recommendations and decisions across all accounts managed by Breckinridge.

Other Accounts Managed - Total


-------------------------------------------------------------------------------------------------------------------------------
                           Other Registered Investment     Other Pooled Investment Vehicles            Other Accounts
                                    Companies
-------------------------------------------------------------------------------------------------------------------------------
    Portfolio Manager         Number      Total Assets        Number          Total Assets        Number        Total Assets
-------------------------------------------------------------------------------------------------------------------------------
 Breckinridge Portfolio          0              0               46               $217M             2168            $3.49B
 Management Team
-------------------------------------------------------------------------------------------------------------------------------

No fees received by Breckinridge are based on account performance.

Conflicts of Interest. In connection with its management of client accounts, Breckinridge is subject to potential conflicts of interest. The primary potential conflict is decisions regarding the allocation of securities among portfolios with similar strategies but different fee schedules. Breckinridge believes it has sufficient policies and procedures in place to address this concern.

Other potential conflicts concern soft dollars and other trading practices and personal trading by employees. To minimize these conflicts, Breckinridge has adopted a policy of not accepting any soft dollars and believes that the policies and practices in place and documented in its Compliance Manual and Code of Ethics are sufficient to address other possible conflicts.

Compensation. Breckinridge's portfolio manager compensation is based on a base annual salary and quarterly bonus. The bonus is variable and is based on the firms' overall profitability. It is not tied to the performance of any individual account. All of Breckinridge's portfolio managers hold an equity position (or options to acquire an equity position) which entitle them to share in the firm's profits and long-term growth.

                                      TAXES

Tax Information. The following summarizes certain additional tax considerations generally affecting the Portfolio and their shareholders that are not described in the Prospectus. No attempt is made to present a detailed explanation of the tax treatment of the Portfolio or its shareholders, and the discussions here and in the Prospectus are not intended as a substitute for careful tax planning. Potential investors should consult their tax advisor with specific reference to their own tax situations.

The discussions of the federal tax consequences in the Prospectus and this Statement of Additional Information are based on the Internal Revenue Code and the laws and regulations issued thereunder as in effect on the date of this Statement of Additional Information. Future legislative or administrative changes or court decisions may significantly change the statements included herein, and any such changes or decisions may have a retroactive effect with respect to the transactions contemplated herein.

Federal Tax Treatment of the Portfolio. The Portfolio qualified during its last taxable year and intends to continue to qualify as a regulated investment company under Subtitle A, Chapter 1 of Subchapter M of the Code. As a regulated investment company, the Portfolio generally is exempt from federal income tax on its net investment income and realized capital gains that it distributes to shareholders, provided that it distributes an amount equal to at least the sum of 90% of its investment company taxable income (net investment income and the excess of net short-term capital gain over net long-term capital loss) and 90% of its tax-exempt income, if any, for the year (the "Distribution Requirement") and satisfies certain other requirements of the Code that are described herein. The Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for corporate income tax. If the Portfolio were to fail to make sufficient distributions, it could be liable for corporate income tax and for excise tax in respect of the shortfall or, if the shortfall is large enough, the Portfolio could be disqualified as a regulated investment company.

In addition to the Distribution Requirement, the Portfolio must derive with respect to each taxable year at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans and gains from the sale or other disposition of stock or securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities, or currencies or net income derived from an interest in a qualified publicly traded partnership (the "Income Requirement"). Also, generally, at the close of each quarter of its taxable year, at least 50% of the value of the Portfolio's assets must consist of cash and cash items, U.S. government securities, securities of other regulated investment companies and securities of other issuers (as to which the Portfolio has not invested more than 5% of the value of its total assets in securities of such issuer and as to which the Portfolio does not hold more than 10% of the outstanding voting securities of such issuer), and no more than 25% of the value of the Portfolio's total assets may be invested in the securities of (1) any one issuer (other than U.S. government securities and securities of other regulated investment companies),
(2) in two or more issuers that the Portfolio controls and which are engaged in the same or similar trades or businesses, or (3) one or more qualified publicly traded partnerships. The Portfolio intends to comply with these requirements.

The Code imposes a nondeductible 4% excise tax on regulated investment companies that fail to distribute each year an amount equal to specified percentages of their ordinary taxable income and capital gain net income (excess of capital gains over capital losses) and any such amounts for all previous years that were not distributed for those years and on which the Portfolio paid no federal income tax. The Portfolio intends to make sufficient distributions or deemed distributions each year to avoid liability for this excise tax.

If for any taxable year the Portfolio does not qualify for federal tax treatment as a regulated investment company, all of the Portfolio's net taxable investment income will be subject to federal and, potentially, state income tax at regular corporate rates without any deduction for distributions to its shareholders. In such event, dividend distributions (including amounts derived from interest on Municipal Securities) would be taxable to the Portfolio's shareholders to the extent of the Portfolio's current and accumulated earnings and profits.

The Portfolio expects to qualify to pay "exempt-interest dividends," as defined in the Code. To qualify to pay exempt-interest dividends, the Portfolio must, at the close of each quarter of its taxable year, have at least 50% of the value of its total assets invested in securities whose interest is excluded from gross income under Section 103(a) of the Code. In purchasing exempt securities, the Portfolio intends to rely on opinions of bond counsel or counsel to the issuers for each issue as to the excludability of interest on such obligations from gross income for federal income tax purposes. The Portfolio will not undertake independent investigations concerning the tax-exempt status of such obligations, nor does it guarantee or represent that bond counsels' opinions are correct. Bond counsels' opinions will generally be based in part upon covenants by the issuers and related parties regarding continuing compliance with federal tax requirements. Tax laws not only limit the purposes for which tax-exempt bonds may be issued and the supply of such bonds, but also contain numerous and complex requirements that must be satisfied on a continuing basis in order for bonds to be and remain tax-exempt. If the issuer of a bond or a user of a bond-financed facility fails to comply with such requirements at any time, interest on the bond could become taxable, retroactive to the date the obligation was issued. In that event, a portion of the Portfolio's distributions attributable to interest the Portfolio received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. If the Portfolio satisfies the applicable requirements, dividends paid by the Portfolio which are attributable to tax exempt interest on exempt securities and designated by the Portfolio as exempt-interest dividends in a written notice mailed to its shareholders within 60 days after the close of its taxable year may be treated by shareholders as items of interest excludable from their gross income under Section 103(a) of the Code.

State and Local Taxes. Although the Portfolio expects to qualify as a regulated investment company and to be relieved of all or substantially all federal income taxes, depending upon the extent of its activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Portfolio may be subject to the tax laws of such states or localities.

Hedging Transactions and Derivatives. Hedging transactions engaged in by the Portfolio may be subject to special tax rules that may affect the amount, timing and character of distributions to shareholders. The Portfolio may also hold tax-exempt derivatives which may be in the form of tender bonds, participation interests, or custodial receipts, some of which may be combined with third-party puts and other types of features such as interest rate swaps. Some such investments may require the Portfolio to pay "tender fees" or other fees for the various features provided. The tax treatment of some types of tax-exempt derivatives is uncertain. The Portfolio intends to take the position that tax-exempt interest earned with respect to such investments will be tax-exempt in its hands based upon opinions of counsel provided by the sponsors of the securities. The Portfolio will not independently review the bases of such opinions and there is no assurance that the IRS will agree with such opinion in any particular case. Additionally, the federal income tax treatment of certain other aspects of these investments, including the treatment of any tender fees paid by the Portfolio, in relation to various regulated investment company tax provisions is unclear.

SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISOR REGARDING ANY UNITED STATES FEDERAL TAX CONSEQUENCES OF HOLDING SHARES IN THE PORTFOLIO IN LIGHT OF THEIR INDIVIDUAL CIRCUMSTANCES AS WELL AS ANY FOREIGN, STATE AND LOCAL, WITHHOLDING OR OTHER TAX CONSEQUENCES THAT MAY ARISE AS A RESULT OF HOLDING SHARES IN THE PORTFOLIO.

                   HISTORY OF THE TRUST AND OTHER INFORMATION


The Trust was organized as a Delaware statutory trust on December 15, 1994, and is registered with the SEC as an open-end, series, management investment company. The Trust currently offers shares of nine investment portfolios, each with a different objective and differing investment policies. The Short-Term Municipal Bond Portfolio is non-diversified. Each of the other eight portfolios is diversified. The Trust may organize additional investment portfolios in the future. Prior to June 29, 2000, the Trust also offered shares of an additional short-term municipal bond portfolio. The Trust is authorized to issue an unlimited number of shares, each with a par value of $.001. Under the Trust's Amended and Restated Declaration of Trust, the Board has the power to classify or reclassify any unissued shares from time to time, and to increase the number of authorized shares. Each share of the respective Portfolios represents an equal proportionate interest in that Portfolio. Each share is entitled to one vote for the election of Trustees and any other matter submitted to a shareholder vote. Voting rights are not cumulative and, accordingly, the holders of more than 50% of the aggregate shares of the Trust may elect all of the Trustees. Shares of the Trust do not have preemptive or conversion rights and, when issued for payment as described in this Prospectus, shares of the Trust will be fully paid and non-assessable.


The Trust is authorized to issue two classes of shares in each of its Portfolios. Class A shares and Class B shares have identical rights and preferences; the only difference between the two classes is that each has established a separate CUSIP number, which aids those investment managers whose clients purchase shares of the Trust in tracking information relating to their clients' accounts. As of the date of this Statement of Additional Information, the Trust has not made this feature available to any such investment manager.

As a Delaware statutory trust, the Trust is not required, and currently does not intend, to hold annual meetings of shareholders except as required by the Investment Company Act or other applicable law. The Investment Company Act requires initial shareholder approval of each of the investment advisory agreements, election of Trustees and, if the Trust holds an annual meeting, ratification of the Board's selection of the Trust's independent registered public accounting firm. Under certain circumstances, the law provides shareholders with the right to call for a meeting of shareholders to consider the removal of one or more Trustees. To the extent required by law, the Trust will assist in shareholder communications in such matters.

Principal Securityholders. As of the date of this Statement of Additional Information the Portfolio had not yet commenced operations. Accordingly, there were no persons that held, as of record or beneficially, 5% or more of shares of the Portfolio. Hirtle Callaghan may be deemed to have, or share, investment and/or voting power with respect to more than 50% of the shares of the Trust's Portfolios, with respect to which shares Hirtle Callaghan disclaims beneficial ownership.

Potential Conflicts of Interest. The Trust, Hirtle Callaghan and the Specialist Manager, as well as the Trust's Distributor, have adopted codes of ethics (each, a "17j-1 Code") under Rule 17j-1 under the Investment Company Act. The 17j-1 Code adopted by each of these entities governs the manner and extent to which certain persons associated with that entity may invest in securities for their own accounts (including securities that may be purchased or held by the Trust). The 17j-1 Codes are on public file with, and are available from, the SEC's Public Reference Room in Washington, D.C.

                                  PROXY VOTING

The Trust has adopted Proxy Voting Policies and Procedures (the "Policy") in accordance with Rule 30b1-4 under the Investment Company Act. The Policy is predicated on the notion that decisions with respect to proxy voting are an integral part of the investment management process and that the voting of proxies is an integral part of the services provided to each of those Portfolios of the Trust that invest primarily in equity securities (collectively, "Equity Portfolios") by their Specialist Managers. Accordingly, the Policy delegates to the Specialist Managers that serve the Equity Portfolios the responsibility for voting proxies received by such the respective Equity Portfolios in a manner that is designed to maximize the value of the shareholders' interest. Following is a summary of the proxy voting policies and procedures adopted by the Specialist Manager. It is qualified by the full policy of the Specialist Manager, which is available upon request.


Breckinridge has adopted and implemented a Proxy Voting Policy and Procedures. It is Breckinridge's intention to vote client proxies in a way that it believes, consistent with its fiduciary duty, will cause the value of the issue to increase the most or decline the least. Consideration will be given to both the short and long-term implications of the proposal to be voted on when considering the optimal vote. Any general or specific proxy voting guidelines provided by an advisory client or its designated agent in writing will supersede Breckinridge's policies.

The Proxy Administrator will reasonably try to assess any material conflicts between Breckinridge's interests and those of its clients with respect to proxy voting by considering the situations identified in the Conflicts of Interest section of its Proxy Voting Policies and Procedures. If the Proxy Administrator or his designate detect a conflict of interest, Breckinridge will, at its expense, engage the services of an outside proxy voting service or consultant who will provide an independent recommendation on the direction in which Breckinridge should vote on the proposal. The proxy voting service's or consultant's determination will be binding on Breckinridge. Breckinridge may also elect to abstain from voting if it deems such abstinence in its clients' best interests.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS


PricewaterhouseCoopers LLP, whose address is 100 East Broad Street, Suite 2100, Columbus, OH 43215, serves as the Trust's independent registered public accounting firm. Due to the fact that the Portfolio has not commenced operations, there are no financial statements available at this time.



                        Ratings For Municipal Securities

The following summarizes the two highest ratings used by Standard & Poor's Corporation for short term notes:

      SP-1 -- Loans bearing this designation evidence a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a (+) designation.

      SP-2 -- Loans bearing this designation evidence a satisfactory capacity to pay principal and interest.

      The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for short term notes:

      MIG-1/VIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

      MIG-1/VIG-2 -- Obligations bearing these designations are of the high quality, with margins of protection ample although not so large as in the preceding group.

The following summarizes the two highest ratings used by Standard & Poor's Corporation for commercial paper:

      Commercial Paper rated A-1 by Standard & Poor's Corporation indicated that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is strong, but the relative degree of safety is not as high as for issues designated A-1.

The following summarizes the two highest ratings used by Moody's Investors Service, Inc. for commercial paper:

      The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1 but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Part C:   OTHER INFORMATION

Item 23.  Exhibits

(a) (1) Certificate of Trust filed on December 15, 1994 with the Secretary of State of Delaware. (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

(a) (2) Amended and Restated Declaration and Agreement of Trust (as amended November 9, 1995) (Incorporated herein by reference to Post-Effective Amendment No. 4 filed with the Securities and Exchange Commission on December 16, 1996.)

(b) Amended Bylaws of the Trust (as amended November 9, 1995, July 15, 1999 and April 14, 2000) (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

(c) [instruments defining right of security holders] (All relevant provisions included in Exhibit (a), as referenced above.)

(d)   Investment Advisory Agreements

      (1) Consulting Agreement between the Trust and Hirtle, Callaghan & Co., Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

      (2)   (a)   Portfolio Management Contract between the Trust and
                  Institutional Capital Corporation related to the Value Equity
                  Portfolio. (Incorporated herein by reference to Item
                  Post-Effective Amendment No. 7 filed with the Securities and
                  Exchange Commission on January 2, 1998.)

      (2)   (b)   Amendment to the Portfolio Management Contract between the
                  Trust and Institutional Capital Corporation related to the Value Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 9 filed on with the Securities and Exchange Commission April 13, 1998.)

      (3) Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to the Value Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (4) Portfolio Management Contract between the Trust and SSgA Funds Management, Inc. related to the Growth Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (5)   (a)   Portfolio Management Contracts between the Trust and Jennison
                  Associates LLC related to the Growth Equity Portfolio.
                  (Incorporated herein by reference to Post-Effective Amendment
                  No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

            (b) Form of Amendment to Portfolio Management Contract between the Trust and Jennison Associates LLC related to the Growth Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on November 1, 2004.)

      (6) Portfolio Management Contract between the Trust and Frontier Capital Management LLC. related to The Small Capitalization Equity Portfolio.(Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

      (7) Portfolio Management Contract between the Trust and Geewax Terker & Co. related to The Small Capitalization Equity Portfolio. (Incorporated herein by reference to Effective Amendment No. 9 filed on with the Securities and Exchange Commission April 13, 1998.)

      (8)   (a)   Portfolio Management Contract between the Trust and Sterling
                  Johnston Capital Management, Inc. related to The Small
                  Capitalization Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (8)   (b)   Amendment to Portfolio Management Contract between the Trust and Sterling Johnston Capital Management, Inc. related to The
                  Small Capitalization Equity Portfolio. (Filed herewith.)

      (9)   (a)   Interim Portfolio Management Contract between the Trust and
                  Capital Guardian Trust Company related to the International
                  Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and
                  Exchange Commission on June 23, 2000.)

      (9)    (b)  Form of Final Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 14 filed with the Securities and Exchange Commission on June 23, 2000.)

      (9)    (c)  Amendment to Portfolio Management Contract between the Trust and Capital Guardian Trust Company related to the International Equity Portfolio. (Filed herewith.)

      (10)   (a)  Portfolio Management Contract between the Trust and Artisan
                  Partners Limited Partnership related to the International Equity Portfolio. (Filed herewith.)

      (10)   (b)  Amendment to Portfolio Management Contract between the Trust and Artisan Partners Limited Partnership related to the International Equity Portfolio. (Filed herewith.)

      (11)   (a)  Portfolio Management Contract between the Trust and Deutsche
                  Asset Management, Inc. (formerly Morgan Grenfell Capital Management Inc.) related to the Fixed Income Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

      (11)   (b)  Amendment to Portfolio Management Contract between the Trust and Deutsche Asset Management, Inc. (formerly Morgan Grenfell Capital Management Inc.) related to the Fixed Income Portfolio. (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and Exchange Commission on August 31, 2001.)

      (12)   (a)  Portfolio Management Contract between the Trust and BlackRock
                  Advisors, Inc. related to the Fixed Income II Portfolio. (Filed herewith.)

             (b) Form of Amendment to Portfolio Management Contract between the Trust and BlackRock Advisors, Inc. related to the Fixed Income II Portfolio. (Filed herewith.)

      (13) Portfolio Management Contract between the Trust and W.R. Huff Asset Management Co., L.L.C. related to the High Yield Bond Portfolio (now known as the Fixed Income Opportunity Fund) (Incorporated herein by reference to Post-Effective Amendment No. 19 filed with the Securities and Exchange Commission on August 28, 2002.)

      (14) Form of Amendment to each Portfolio Management Contract, as contemplated under Rule 17a-10 of the Investment Company Act of 1940, as amended (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

      (15)  (a)   Form of Interim Portfolio Management Contract between the
                  Trust and Schroder Investment Management North America Inc.
                  related to the Intermediate Term Municipal Bond Portfolio.
                  (Filed herewith.)

      (15)  (b)   Portfolio Management Contract between the Trust and Schroder
                  Investment Management North America Inc. related to the
                  Intermediate Term Municipal Bond Portfolio. (Filed herewith.)

      (15)  (c)   Amendment to Portfolio Management Contract between the Trust and Schroder Investment Management North America Inc. related to the Intermediate Term Municipal Bond Portfolio. (Filed herewith.)

      (16) Portfolio Management Contract between the Trust and Franklin Portfolio Associates LLC related to The Small Capitalization Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on November 1, 2004.)

      (17) Portfolio Management Contract between the Trust and IronBridge Capital Management LLC related to The Small Capitalization Equity Portfolio (Incorporated herein by reference to Post-Effective Amendment No. 24 filed with the Securities and Exchange Commission on November 1, 2004.)

      (18) Portfolio Management Contract between the Trust and Breckinridge Capital Advisors, Inc. related to The Short Term Municipal Bond Portfolio. (Filed herewith.)

(e) Distribution Agreement between BISYS Fund Services (Incorporated herein by reference to Item 1(b) contained in Post-Effective Amendment No 4, filed with the Securities and Exchange Commission on December 16, 1996.)

(f)   [bonus, pension and profit-sharing plans] Not Applicable.

(g)   (a)   Custodian Agreement between Bankers Trust Company and the Trust
            (Incorporated herein by reference to Post-Effective Amendment No. 7 filed with the Securities and Exchange Commission on January 2, 1998.)

(g)   (b)   Foreign Custody Manager Delegation Agreement between Bankers
            Trust Company and the Trust (Incorporated herein by reference to Post-Effective Amendment No. 17 filed with the Securities and
            Exchange Commission on August 31, 2001.)

(h)   Registrant's Agreements with BISYS Fund Services

      (h)(1)(a) Administration Agreement dated as of January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

      (h)(1)(b) Amendment to Administration Agreement (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

      (h)(2)(a) Fund Accounting Agreement dated as of January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

      (h)(2)(b) Amendment to Fund Accounting Agreement (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

      (h)(3)(a) Transfer Agency Agreement dated as of January 1, 2003 (Incorporated herein by reference to Post-Effective Amendment No. 22 filed with the Securities and Exchange Commission on October 28, 2003.)

      (h)(3)(b) Amendment to Transfer Agent Agreement (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

      (h)(4) Omnibus Fee Agreement dated as of January 1, 2005 (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

      (h)(5) Compliance Services Agreement between BISYS Fund Services Ohio, Inc. and The Hirtle Callaghan Trust (Incorporated herein by reference to Post-Effective Amendment No. 26 filed with the Securities and Exchange Commission on November 1, 2005.)

(i) Opinion of Counsel (Incorporated herein by reference to Post-Effective Amendment No. 9, filed with the Securities and Exchange Commission on April 13, 1998.)

(j)   [Consent of Independent Accountants] Not Applicable.

(k)   [Omitted Financial Statements] Not Applicable.

(l)   [Agreements regarding initial capital] Not Applicable.

(m)   [Rule 12b-1 plan] Not Applicable.

(n)   [Plan pursuant to Rule 18f-3] Not Applicable.

(o)   Reserved.

(p)   (1)   Revised Code of Ethics adopted by Registrant (to be filed by amendment).

(p)   (2)   Revised Code of Ethics adopted by Hirtle Callaghan & Co., Inc. (to be filed by amendment).

(p)   (3)   Revised Code of Ethics adopted by SSgA Funds Management, Inc. (Filed herewith.)

(p)   (4)   Revised Code of Ethics adopted by Capital Guardian Trust Company
            (Filed herewith.)

(p)   (5)   Revised Code of Ethics adopted by Artisan Partners Limited
            Partnership (Filed herewith.)

(p)   (6)   Code of Ethics adopted by Aberdeen Asset Management, Inc. (Filed herewith.)

(p)   (7)   Revised Code of Ethics adopted by Frontier Capital Management
            Company LLC (Filed herewith.)

(p)   (8)   Revised Code of Ethics adopted by Geewax Terker & Company (Filed herewith.)

(p)   (9)   Revised Code of Ethics adopted by Institutional Capital Corporation
            (Filed herewith.)

(p)   (10)  Revised Code of Ethics adopted by Jennison Associates LLC (Filed herewith.)

(p)   (11)  Revised Code of Ethics adopted by BlackRock Advisors, Inc. (Filed herewith.)

(p)   (12)  Revised Code of Ethics adopted by Sterling Johnston Capital
            Management, Inc. (Filed herewith.)

(p)   (13)  Revised Code of Ethics adopted by W.R. Huff Asset Management Co.,
            L.L.C. (Filed herewith.)

(p)   (14)  Revised Code of Ethics adopted by Schroder Investment Management
            North America Inc. (Filed herewith.)

(p)   (15)  Revised Code of Ethics adopted by BISYS Fund Services Limited
            Partnership (Filed herewith.)

(p)   (16)  Revised Code of Ethics Adopted by Franklin Portfolio Associates LLC
            (Filed herewith.)

(p)   (17)  Revised Code of Ethics Adopted by IronBridge Capital Management LLC
            (Filed herewith.)

(p)   (18)  Code of Ethics adopted by Breckinridge Capital Advisors, Inc. (Filed herewith.)

Item 24.    Persons Controlled by or Under Common Control with the Fund

            None.

Item 25.    Indemnification

            Reference is made to Article VII of the Trust's Amended and Restated and Declaration of Trust and to Article VI of the Trust's By-Laws, which are incorporated herein by reference. Pursuant to Rule 484 under the Securities Act of 1933 (the "Act"), as amended, the Trust furnishes the following undertaking:

            Insofar as indemnification for liabilities arising under the Act may be permitted to trustees, officers and controlling persons of the Trust pursuant to the foregoing provisions, or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.    Business and Other Connections of the Investment Adviser

            Information relating to the business and other connections of each of the Specialist Managers listed below and each director, officer or partner of such managers, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, are hereby incorporated by reference from each such Specialist Manager's Schedules A and D of Form ADV, as filed with the Securities and Exchange Commission, as follows:

            Investment Manager                        SEC File No. 801-

            Artisan Partners Limited                        48435
            Partnership

            Frontier Capital Management Co.                 15724

            Jennison Associates LLC                         5608

            Institutional Capital Corporation               40779

            Geewax Terker & Co.                             16965

            Aberdeen Asset Management, Inc.                 49966
            (formerly Deutsche Asset Management, Inc.
            and Morgan Grenfell Asset Management)

            BlackRock Advisors, Inc.                        48433

            SSgA Funds Management, Inc.                     60133

            Sterling Johnston Capital                       24483
            Management, Inc.

            Capital Guardian Trust Company                  60145

            W.R. Huff Asset Management Co., L.L.C.          32541

            Schroder Investment Management                  15834
            North America Inc.

            Franklin Portfolio Associates LLC               54328

            IronBridge Capital Management LLC               57534

            Breckinridge Capital Advisors, Inc.             43833

            Hirtle, Callaghan & Co., Inc. ("HCCI") has entered into a Consulting Agreement with the Trust. Although HCCI is a registered investment adviser, HCCI does not have investment discretion with regard to the assets of the Trust. Information regarding the business and other connections of HCCI's officers and directors, together with information as to their other business, profession, vocation or employment of a substantial nature during the past two fiscal years, is incorporated by reference to Schedules A and D of HCCI's Form ADV, File No. 801-32688, which has been filed with the Securities and Exchange Commission.

Item 27.    Principal Underwriters.

(a) BISYS Fund Services, Inc. ("BISYS") serves as the principal underwriter for the Trust. BISYS also serves as a principal underwriter for the following investment companies:

            American Independence Funds Trust
            American Performance Funds
            AmSouth Funds
            BB&T Funds
            Bjurman Funds
            The Coventry Group
            Excelsior Funds, Inc.
            Excelsior Funds Trust
            Excelsior Tax-Exempt Funds, Inc.
            The Eureka Funds
            First Focus Funds, Inc.
            The Hirtle Callaghan Trust
            HSBC Advisor Funds Trust
            HSBC Investor Funds
            HSBC Investor Portfolios
            Legacy Funds Group
            MMA Praxis Mutual Funds
            Old Westbury Funds, Inc.
            Pacific Capital Funds
            STI Classic Funds
            STI Classic Variable Trust
            USAllianz Variable Insurance Products Trust
            Variable Insurance Funds
            Vintage Mutual Funds, Inc.

BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 SUMMER ST. 15TH FLOOR, Boston, Massachusetts 02110. Office of Supervisory Jurisdiction (OSJ) Branch is at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

(b) The following table sets forth the indicated information with respect to each director and officer of BISYS. Unless otherwise noted, the business address for each such person is 3435 Stelzer Road, Columbus, Ohio 43219:

Name                                   Underwriter          Positions with Trust
----                                   -----------          --------------------

BISYS Fund Services Ohio, Inc.     Sole Limited Partner             None
3435 Stelzer Road
Columbus, OH  43219

BISYS Fund Services, Inc.*         Sole General Partner             None
3435 Stelzer Road
Columbus, OH 43219

* Richard F. Froio - Executive Representative and Supervising Principal William
J. Tomko - Supervising Principal, Columbus OSJ

      (c)   Not Applicable.

Item 28.    Location of Accounts and Records.

      (a) State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 (records relating to its function custodian.)

      (b)   BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219.

      (c) Records relating to the activities of each of the Investment Managers on behalf of the indicated Portfolio are maintained as follows:

            Investment Manager                              Location of Accounts and Records
            ------------------                              --------------------------------
            The International Equity Portfolio
            Capital Guardian Trust Company                       333 South Hope Street
                                                                 Los Angeles, CA  90071

            Artisan Partners Limited Partnership                 100 Pine Street, Suite 2950
                                                                 San Francisco, CA  94111

                                                                 1000 North Water Street
                                                                 Milwaukee, WI  53202

            The Small Capitalization Equity Portfolio
            Geewax, Terker & Co.                                 99 Starr Street
                                                                 Phoenixville, PA  19460

            Frontier Capital Management                          99 Summer Street
            Company                                              Boston, MA 02110

            Sterling Johnston Capital Management, Inc.           One Sansome Street, Suite 1800
                                                                 San Francisco, CA  94104

            Franklin Portfolio Associates LLC                    One Boston Place, 29th Floor
                                                                 Boston, MA  02108

            IronBridge Capital Management LLC                    One Parkview Plaza, Suite 600,
                                                                 Oakbrook Terrace, IL  60181

            The Value Equity Portfolio
            SSgA Funds Management, Inc.                          Two International Place
                                                                 Boston, MA  02110

            Institutional Capital Corporation                    225 West Wacker
                                                                 Chicago, IL 60606

            The Growth Equity Portfolio
            Jennison Associates LLC                              466 Lexington Ave.
                                                                 New York, NY 10017

            SSgA Funds Management, Inc.                          Two International Place
                                                                 Boston, MA  02110

            The Fixed Income Portfolio
            Deutsche Asset Management, Inc.                      885 Third Avenue
                                                                 New York, NY 10022-4802

                                                                 150 S. Independence Square W. Suite 726
                                                                 Philadelphia, PA 19106

            The Intermediate Term Municipal
            Bond Portfolio
            Schroder Investment Management                       875 Third Avenue
            North America Inc.                                   New York, New York 10022

            The Fixed Income II Portfolio
            BlackRock Advisors, Inc.                             100 Bellevue Parkway
                                                                 Wilmington, DE 19809

            The Fixed Income Opportunity Portfolio
            W.R. Huff Asset Management L.L.C.                    1776 On The Green
                                                                 67 Park Place
                                                                 Morristown, NJ 07960
            The Short Term Municipal Bond Portfolio
            Breckinridge Capital Advisors, Inc.                  200 High Street
                                                                 Boston, Massachusetts 02110


Item 29.  Management Services.

           None.

Item 30.  Undertakings

           Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 28 to be signed on its behalf by the undersigned, thereto duly authorized in the City of West Conshohocken and the State of Pennsylvania on this 23rd day of February 2006.


                                                   The Hirtle Callaghan Trust

                                                   /s/ Donald E. Callaghan
                                                   -----------------------------
                                                   Donald E. Callaghan
                                                   Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


/s/ Robert J. Zion                  Treasurer and Vice-President          February 23, 2006
---------------------------         (Principal Financial Officer)
Robert J. Zion

/s/ Donald E. Callaghan                      Trustee                      February 23, 2006
---------------------------
Donald E. Callaghan

/s/ Donald E. Callaghan                      Trustee*                     February 23, 2006
---------------------------
Ross H. Goodman

/s/ Jonathan J. Hirtle                       Trustee                      February 23, 2006
---------------------------
Jonathan J. Hirtle

/s/ Donald E. Callaghan                      Trustee*                     February 23, 2006
---------------------------
Jarrett Burt Kling

/s/ Donald E. Callaghan                      Trustee*                     February 23, 2006
---------------------------
R. Richard Williams

/s/ Donald E. Callaghan                      Trustee*                     February 23, 2006
---------------------------
Richard W. Wortham, III

/s/ Donald E. Callaghan                      Trustee*                     February 23, 2006
---------------------------
Harvey Magarick

* Signed by Donald E. Callaghan, as attorney-in-fact, pursuant to a power of attorney.